UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02864

Pioneer Bond Fund

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: December 31, 2022

Date of reporting period: July 1, 2022 through December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Bond Fund
Semiannual Report  |  December 31, 2022

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

visit us: www.amundi.com/us

Pioneer Bond Fund | Semiannual Report | 12/31/221

President’s Letter
Dear Shareholders,
On February 13, 2023 Amundi US celebrated the 95th anniversary of Pioneer Fund, the second-oldest mutual fund in the United States. We recognized the anniversary with ringing of the closing bell at the New York Stock Exchange, which seemed fitting for this special milestone.
Pioneer Fund was launched on February 13, 1928 by Phil Carret, the father of value investing and a leading innovator in the asset management industry. Mr. Carret began investing in the 1920s and founded Pioneer Investments (now Amundi US) in 1928, and was one of the first investors to realize he could uncover value through rigorous, innovative, fundamental research techniques.
Consistent with Mr. Carret’s investment philosophy, Pioneer Fund focuses on investing in what the managers believe are high-quality companies with sustainable business models and attractive long-term growth and income potential across the spectrum of large-cap growth and value companies. The current portfolio management team is led by Jeff Kripke, who has been in that role since 2015. Employing many of the same techniques utilized in the 1920s, Jeff and his team have adapted Mr. Carret’s philosophy to a new age of “Active” investing.
The last few years have seen investors face some unprecedented challenges, from a global pandemic that shuttered much of the world’s economy for months, to geopolitical strife, to rising inflation that has reached levels not seen in decades. Now, more than ever, Amundi US believes active management – that is, making active investment decisions, not just in managing Pioneer Fund, but across all of our portfolios – can help mitigate the risks during periods of market volatility.
At Amundi US, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyzes each security under consideration, communicating frequently with the management teams of the companies and other entities issuing the securities, and working together to identify those securities that we believe best meet our investment criteria for our family of funds. Our risk management approach begins with each security under consideration, as we strive to develop a deep understanding of the potential opportunity, while considering any potential risk factors.
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Today, as shareholders, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress. As you consider your long-term investment goals, we encourage you to work with your financial professional to develop an investment plan that paves the way for you to pursue both your short-term and long-term goals.
We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Lisa M. Jones
Head of the Americas, President and CEO of US
Amundi Asset Management US, Inc.
February 2023
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
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Portfolio Management Discussion  |  12/31/22
In the following interview, Brad Komenda discusses the factors that affected the performance of Pioneer Bond Fund during the six-month period ended December 31, 2022. Mr. Komenda, a Managing Director and Director of Investment-Grade Corporates, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the daily management of the Portfolio, along with Kenneth J. Taubes, Executive Vice President and Chief Investment Officer, US, and a portfolio manager at Amundi US, Timothy Rowe, Managing Director, Director of Multisector Fixed Income, and a portfolio manager at Amundi US, and Jonathan Scott, a senior vice president, Deputy Director of Multi-Sector Fixed Income, and a portfolio manager at Amundi US.
Q	How did the Fund perform during the six-month period ended December 31, 2022?
A	Pioneer Bond Fund’s Class A shares returned -4.31% at net asset value during the six-month period ended December 31, 2022, while the Fund’s benchmark, the Bloomberg US Aggregate Bond Index, returned -2.97%. During the same six-month period, the average return of the 640 mutual funds in Morningstar’s Intermediate Core-Plus Bond Funds Category was -2.64%.
Q	How would you describe the investment environment in the fixed-income markets during the six-month period ended December 31, 2022?
A	Entering the period in July 2022, the prospect of continued tightening of monetary policy by central banks dominated the market’s focus. With data showing that US year-over-year consumer price inflation had reached a new high of 9.1% in June, expectations were that the Federal Reserve (Fed) would continue to aggressively raise its benchmark overnight lending (federal funds) rate’s target range. Indeed, the Fed, after beginning to raise rates gradually in March and May, implemented successive 75-basis point (bps) increases in the federal funds rate target range at its July and September meetings. (A basis point is equal to 1/100th of a percentage point). Those actions by the Fed weighed on investors’ sentiment towards credit-sensitive securities and drove down fixed-income market returns on a broad scale.
As post-June inflation data showed signs of modest easing, investors began to anticipate a pivot by the Fed to a more dovish
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policy stance, leading to strong fixed-income market returns in October and November, despite another 75 bps increase in the federal funds target range by the Fed in early November. However, the market’s focus soon turned to the potential recessionary effects of the higher interest-rate regime already put in place by the Fed, leading riskier assets such as equities and corporate bonds to retrace some of their earlier fourth-quarter gains over the month of December. The Fed implemented a more modest 50 bps increase to the federal funds target range at its December meeting, leaving the target range at 4.25%‒4.50% at the end of 2022, the highest level since the fall of 2007.
Against this backdrop, the US Treasury yield curve moved higher, with yield increases the most significant for securities with shorter maturities as the market priced in the Fed’s rate increases. For the six-month period ended December 31, 2022, the two-year Treasury yield finished 149 bps higher than where it began the period, increasing from 2.92% to 4.41%, while the 10-year Treasury yield rose a more modest 90 bps over the six-month period, from 2.98% to 3.88%, and the 30-year Treasury yield rose 83 bps, from 3.14% to 3.97%. (A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.)
Those yield moves resulted in the Treasury yield curve becoming significantly inverted by the end of 2022 (meaning that short-term yields were higher than long-term yields), a development commonly viewed as a recession precursor/predictor.
The upward move in interest rates weighed on fixed-income market returns for the full six-month period. The investment-grade corporate bond market, as gauged by the Bloomberg US Aggregate Bond Index (the Bloomberg Index), the Fund’s benchmark, posted a return of -2.97% for the period. While all sectors within the benchmark finished the period in negative territory, the returns for corporate bonds was notably better than returns for both securitized assets and Treasuries. Below-investment-grade, high-yield corporate bonds, which have tended to be less interest-rate-sensitive, returned 3.50% for the period, on the strength of credit-spread tightening during the
Pioneer Bond Fund | Semiannual Report | 12/31/225

fourth quarter of 2022. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.)
Q	What factors influenced the Fund’s performance relative to the Bloomberg Barclays Index during the six-month period ended December 31, 2022?
A	The Fund’s tactical positioning along the yield curve weighed on benchmark-relative returns over the six-month period. Specifically, the Fund was overweight to the long end of the curve, which underperformed as US Treasury yields moved higher, due to the long end’s greater sensitivity to changes in interest rates.
Sector allocation results were another detractor from the Fund’s relative performance, most notably, the portfolio’s overweights to non-agency mortgage-backed securities (MBS) and commercial MBS (CMBS). Credit concerns and an imbalance between supply and demand weighed on the performance of non-agency MBS during the period, while investors’ sentiment with respect to CMBS weakened on fears of impairments in underlying collateral in the event of a recession. The negative effects on the Fund’s relative returns from the portfolio’s allocations to those securitized sectors were offset, in part, by an underweight to US Treasuries, which experienced rising yields and corresponding price weakness (bond prices and yields tend to move in opposite directions).
On the positive side, within the Fund’s allocation to agency MBS, an overweight to higher-coupon pools modestly supported relative returns, as higher-coupon MBS have tended to be less sensitive to prepayment risk, and they outperformed over the period as mortgage rates rose and mortgage durations extended for lower-coupon pools. (Prepayment risk is the risk involved with the premature return of principal on a fixed-income security. When principal is returned early, future interest payments will not be paid on that part of the principal.)
The Fund’s positioning within corporate credit also proved additive to benchmark-relative returns, with an overweight to financials and a focus on lower-quality issues within industrials the key positive contributors in that area. In both cases,
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benchmark-relative performance benefited from narrowing credit spreads. However, those positives were largely offset by underperformance of the portfolio’s holdings of index-based, high-yield credit-default-swap contracts (CDX), which we utilized in an effort to hedge credit risk in the portfolio. As spreads tightened over the period, and high-yield bond prices rose, the Fund’s short exposure to high yield via the CDX positions had a negative effect on relative performance.
Q	Did the Fund have any investments in derivative securities during the 12-month period? If so, did the derivatives have any material impact on performance?
A	Yes, we invested the Fund in Treasury futures and CDX (as noted earlier). We have used Treasury futures as part of our duration-management strategy for the portfolio. We believe the use of Treasury futures has allowed us to express our views on duration and yield-curve positioning in the most efficient manner. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.)
We typically have used the CDX positions as part of our efforts to either gain or reduce the Fund’s exposures to both investment-grade and high-yield corporate securities efficiently, as cash-bond transactions take a little more time to execute, and have a higher liquidity cost. The use of derivatives, we think, may allow the Fund to potentially benefit from the performance effects of the targeted asset class, while retaining a better liquidity profile, which may help reduce risk. Treasury futures, which we typically utilize to help managed the portfolio's yield-curve and duration positioning, had a slightly negative effect on the Fund's relative
Pioneer Bond Fund | Semiannual Report | 12/31/227

returns during the period. The CDX positions, as discussed previously, had a negative effect on the Fund’s relative returns over the six-month period.
Q	What factors affected the Fund’s yield, or distributions* to shareholders, during the six-month period ended December 31, 2022?
A	The Fund’s monthly distribution rate increased during the six-month period as rising Treasury yields more than offset the modest narrowing in corporate credit spreads. Spreads for securitized sectors modestly widened during the period, which further benefited the Fund’s yield.
Q	What is your investment outlook and how is the Fund positioned?
A	The US macroeconomic situation remains highly unusual, in our view, due to the lingering effects of COVID-19-related changes in consumption, production, and supply chains. As consumption has continued to shift away from goods to services and as supply chains have continued to normalize, manufacturing has slowed overall. Supply-chain disruptions have decreased significantly, but backlogs remain for many products. At the same time, the domestic job market has remained overheated, with job openings far in excess of available workers. Inflation has remained well above the Fed’s longer-run goal of 2%, and wage growth has been above levels consistent with that inflation target. The Fed has continued to focus on cooling the labor market to bring wage inflation down, and likely hopes that it can do so without tipping the economy into recession. However, we believe the path to such a “soft landing” for the economy remains extremely narrow.
We believe clarity on when the Fed will eventually pause its rate-hiking cycle could boost investor demand for US fixed-income assets in general, and provide a tailwind for fixed-income market returns, based on both spread tightening in the securitized and financials sectors as well as declining interest rates over the near term. With that said, we still see elevated risk for a possible Fed policy mistake later this year, which could lead to a recession, and so we believe that a strong focus on credit selection remains critical. As of period-end, we had moved the portfolio from a
*	Distributions are not guaranteed.
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relatively neutral-duration stance versus the benchmark to a modest long-duration stance.
Within the corporate credit segment, we have continued to favor investments in the financials sector, and banks, in particular, as we feel valuations there are historically dislocated relative to the industrials sector. We have maintained a meaningfully higher credit-quality profile in the portfolio than we normally have over time (still higher than the benchmark's), due to what we view as poor valuations and the potential for a slowing economy.
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Please refer to the Schedule of Investments on pages 21-101 for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). Plans are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund, issuers of instruments in which the Fund invests, and financial markets generally.
The market price of securities may fluctuate when interest rates change. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise.
Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.
Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.
Investments in high-yield or lower rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.
The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.
10Pioneer Bond Fund | Semiannual Report | 12/31/22

The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed income securities. Mortgage-backed securities are also subject to pre-payments.
Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your financial professional or Amundi Asset Management US, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer Bond Fund | Semiannual Report | 12/31/2211

Portfolio Summary  |  12/31/22
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Bills, 1/10/23	3.51%
2.	U.S. Treasury Bonds, 2.875%, 5/15/52	3.38
3.	U.S. Treasury Bonds, 2.25%, 2/15/52	2.93
4.	Federal National Mortgage Association, 2.50%, 1/1/53 (TBA)	1.56
5.	Federal National Mortgage Association, 2.00%, 1/1/53 (TBA)	1.21
6.	Federal National Mortgage Association, 6.00%, 12/1/52	1.05
7.	Government National Mortgage Association II, 3.00%, 5/20/52	1.00
8.	Federal Home Loan Mortgage Corp., 3.00%, 4/1/52	0.92
9.	U.S. Treasury Bills, 1/24/23	0.91
10.	Federal National Mortgage Association, 2.50%, 5/1/51	0.78

*	Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
12Pioneer Bond Fund | Semiannual Report | 12/31/22

Prices and Distributions  |  12/31/22
Net Asset Value per Share
Class	12/31/22	6/30/22
A	$8.13	$8.60
C	$8.03	$8.51
K	$8.12	$8.60
R	$8.20	$8.68
Y	$8.05	$8.51

Distributions per Share: 7/1/22 - 12/31/22
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.1006	$—	$—
C	$0.0735	$—	$—
K	$0.1205	$—	$—
R	$0.0891	$—	$—
Y	$0.1143	$—	$—
Index Definition
The Bloomberg U.S. Aggregate Bond Index is an unmanaged measure of the US bond market. Index returns are calculated monthly, assume reinvestment of dividends and do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 14-18.
Pioneer Bond Fund | Semiannual Report | 12/31/2213

Performance Update | 12/31/22	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Bond Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2022)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	Bloomberg U.S. Aggregate Bond Index
10 Years	1.49%	1.02%	1.06%
5 Years	0.09	-0.83	0.02
1 Year	-14.60	-18.46	-13.01
Expense Ratio (Per prospectus dated November 1, 2022)
Gross
0.79%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
14Pioneer Bond Fund | Semiannual Report | 12/31/22

Performance Update | 12/31/22	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2022)
Period	If Held	If Redeemed	Bloomberg U.S. Aggregate Bond Index
10 Years	0.75%	0.75%	1.06%
5 Years	-0.58	-0.58	0.02
1 Year	-15.23	-16.07	-13.01
Expense Ratio (Per prospectus dated November 1, 2022)
Gross
1.43%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Bond Fund | Semiannual Report | 12/31/2215

Performance Update | 12/31/22	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2022)
Period	Net Asset Value (NAV)	Bloomberg U.S. Aggregate Bond Index
10 Years	1.90%	1.06%
5 Years	0.53	0.02
1 Year	-14.29	-13.01
Expense Ratio (Per prospectus dated November 1, 2022)
Gross
0.33%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 20, 2012, is the net asset value performance of the Fund’s Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception, would have been higher than the performance shown. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
16Pioneer Bond Fund | Semiannual Report | 12/31/22

Performance Update | 12/31/22	Class R Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2022)
Period	Net Asset Value (NAV)	Bloomberg U.S. Aggregate Bond Index
10 Years	1.21%	1.06%
5 Years	-0.19	0.02
1 Year	-14.89	-13.01
Expense Ratio (Per prospectus dated November 1, 2022)
Gross
1.07%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Bond Fund | Semiannual Report | 12/31/2217

Performance Update | 12/31/22	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2022)
Period	Net Asset Value (NAV)	Bloomberg U.S. Aggregate Bond Index
10 Years	1.79%	1.06%
5 Years	0.44	0.02
1 Year	-14.24	-13.01
Expense Ratio (Per prospectus dated November 1, 2022)
Gross
0.44%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
18Pioneer Bond Fund | Semiannual Report | 12/31/22

Comparing Ongoing Fund Expenses
As a shareowner in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Bond Fund
Based on actual returns from July 1, 2022 through December 31, 2022.
Share Class	A	C	K	R	Y
Beginning Account Value on 7/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 12/31/22	$956.90	$952.10	$958.00	$954.90	$959.30
Expenses Paid During Period*	$4.09	$7.23	$1.73	$5.42	$2.37

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83%, 1.47%, 0.35%, 1.10%, and 0.48% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the partial year period).
Pioneer Bond Fund | Semiannual Report | 12/31/2219

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Bond Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2022 through December 31, 2022.
Share Class	A	C	K	R	Y
Beginning Account Value on 7/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 12/31/22	$1,021.02	$1,017.80	$1,023.44	$1,019.66	$1,022.79
Expenses Paid During Period*	$4.23	$7.48	$1.79	$5.60	$2.45

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83%, 1.47%, 0.35%, 1.10%, and 0.48% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the partial year period).
20Pioneer Bond Fund | Semiannual Report | 12/31/22

Schedule of Investments  |  12/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.6%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,404,387	LSF11 A5 HoldCo LLC, Term Loan, 7.938% (Term SOFR + 350 bps), 10/15/28	$ 1,358,745
4,299,525	Mativ Holdings, Inc., Term B Loan, 8.188% (Term SOFR + 375 bps), 4/20/28	4,084,549
	Total Chemicals-Diversified	$5,443,294
	Electric-Generation — 0.0%†
317,551	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 8.48% (LIBOR + 375 bps), 10/2/25	$ 283,116
	Total Electric-Generation	$283,116
	Electronic Composition — 0.0%†
1,011,313	Energy Acquisition LP, First Lien Initial Term Loan, 8.634% (LIBOR + 425 bps), 6/26/25	$ 912,395
	Total Electronic Composition	$912,395
	Finance-Leasing Company — 0.0%†
614,493	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.853% (LIBOR + 150 bps), 2/12/27	$ 607,538
	Total Finance-Leasing Company	$607,538
	Medical-Wholesale Drug Distribution — 0.1%
2,198,388	Owens & Minor, Inc., Term B-1 Loan, 8.173% (Term SOFR + 375 bps), 3/29/29	$ 2,203,883
	Total Medical-Wholesale Drug Distribution	$2,203,883
	Metal Processors & Fabrication — 0.1%
3,480,938	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 3,254,676
	Total Metal Processors & Fabrication	$3,254,676
	Physical Practice Management — 0.0%†
926,185	Team Health Holdings, Inc., Extended Term Loan, 9.573% (Term SOFR + 525 bps), 3/2/27	$ 702,743
	Total Physical Practice Management	$702,743
	Recreational Centers — 0.0%†
190,787	Fitness International LLC, Term B Loan, 7.494% (Term SOFR + 325 bps), 4/18/25	$ 176,776
	Total Recreational Centers	$176,776
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2221

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
1,108,800	PECF USS Intermediate Holding III Corp., Initial Term Loan, 8.634% (LIBOR + 425 bps), 12/15/28	$ 928,505
	Total Rental Auto & Equipment	$928,505
	Retail — 0.0%†
345,904	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 8.94% (LIBOR + 450 bps), 9/12/24	$ 340,553
	Total Retail	$340,553
	Retail-Restaurants — 0.1%
1,372,987	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 6.165% (LIBOR + 175 bps), 11/19/26	$ 1,351,105
	Total Retail-Restaurants	$1,351,105
	Schools — 0.0%†
1,058,219	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 8.48% (LIBOR + 375 bps), 2/21/25	$ 1,019,032
	Total Schools	$1,019,032
	Telephone-Integrated — 0.0%†
627,394	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 6.134% (LIBOR + 175 bps), 3/1/27	$ 602,887
	Total Telephone-Integrated	$602,887
	Total Senior Secured Floating Rate Loan Interests (Cost $18,815,537)	$17,826,503

	Asset Backed Securities — 8.3% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 515,962
301,074(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.548% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	294,374
1,750,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 6.193% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	1,723,295
2,257,056	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,974,271
2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,640,071
5,415,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	4,978,051
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,827,225
The accompanying notes are an integral part of these financial statements.
22Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,175,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class C, 6.50% (1 Month Term SOFR + 216 bps), 2/15/35 (144A)	$ 3,046,803
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.168% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	6,295,175
9,175,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 7.218% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	8,301,806
11,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.107% (SOFR30A + 230 bps), 1/15/37 (144A)	10,940,373
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 7.786% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,094,098
8,206,688	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,732,359
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.107% (SOFR30A + 230 bps), 2/15/37 (144A)	4,678,191
201,800	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	193,695
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.064% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,513,453
5,693,063(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	5,324,312
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,099,774
315,872(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.039% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	308,766
2,338,854	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	2,318,478
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	11,891,930
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,053,779
396,467	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	386,729
8,300,287	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	7,170,120
1,515,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,482,661
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2223

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	$ 3,733,079
68,558	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	68,493
84,291	FCI Funding LLC, Series 2019-1A, Class B, 3.66%, 2/18/31 (144A)	84,181
12,575,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	11,694,034
5,343,944	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	4,933,418
8,000,497(b)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	7,282,902
8,387,848(b)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	7,407,518
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.593% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	1,402,289
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 11.943% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	861,142
1,000,000(a)	Fort Washington CLO, Series 2019-1A, Class ER, 10.993% (3 Month USD LIBOR + 675 bps), 10/20/32 (144A)	817,747
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,281,121
2,947,658	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,636,278
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,614,343
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.063% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,625,273
3,978,413	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,736,298
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.126% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	3,228,949
477,618	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	439,741
5,890,438	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,401,612
3,035,501	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,610,325
4,255,096	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,502,886
The accompanying notes are an integral part of these financial statements.
24Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,052,000	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	$ 2,021,446
666,243	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	199,896
183,300	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	54,996
3,219,058	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,662,214
5,085,526	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,291,052
152,771	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	148,645
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,691,000
4,332,851	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	4,277,041
1,751,783	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	1,738,558
6,930,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	6,611,602
9,635,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 6.889% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	8,949,826
1,787,796	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,535,676
29,010	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	28,912
819,733	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	711,579
425,051	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	397,459
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,049,072
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 7.358% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	2,709,407
697,898(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 6.389% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	695,405
2,491,974	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	2,475,147
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,172,887
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,703,969
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2225

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,315,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	$ 3,974,694
2,038,864	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,878,357
1,081,106	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,052,255
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 6.575% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	3,931,980
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 9.525% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	3,701,120
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.464% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,857,035
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,348,880
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,800,000
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,256,000
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 6.725% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	8,037,337
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 8.175% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,766,024
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,072,001
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	1,998,028
657,245	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	634,539
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,770,418
2,760,429	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	2,655,071
6,975,000	SBA Tower Trust, 3.869%, 10/15/49 (144A)	6,664,543
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,344,006
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 7.093% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,691,695
The accompanying notes are an integral part of these financial statements.
26Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.008% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	$ 2,503,751
5,325,684	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	4,802,587
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 5.757% (SOFR30A + 195 bps), 11/15/38 (144A)	9,764,618
38,515	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.30%, 11/15/24 (144A)	38,452
3,700,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	3,602,589
8,580,476	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	7,861,045
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,620,817
44,380	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	43,419
37,076	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	36,867
72,736	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	72,036
69,689	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	69,242
52,122	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	51,357
43,382	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	44,331
21,073	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	20,761
47,582	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	46,432
3,876,002	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	3,798,891
479,733	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	476,294
822,149	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	788,249
394,540	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	379,541
2,021,751	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,990,936
9,984,822	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	9,372,461
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2227

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 11.425% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	$ 1,591,153
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 5.979% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	1,462,359
	Total Asset Backed Securities (Cost $376,175,908)	$346,145,340

	Collateralized Mortgage Obligations—12.6% of Net Assets
4,671,243(b)	Bayview MSR Opportunity Master Fund Trust, Series 2022-5, Class B2, 3.47%, 2/25/52 (144A)	$ 3,321,270
514,465(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 6.239% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	514,053
7,010,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 7.139% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	6,947,096
173,666(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 6.139% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	173,594
3,725,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.089% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,696,735
5,418,419(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 8.089% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	5,450,948
4,910,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 9.239% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	4,812,692
3,000,654(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 7.989% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	2,997,705
4,880,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 7.078% (SOFR30A + 315 bps), 9/25/31 (144A)	4,181,616
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	8,460,532
3,386,730(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,881,839
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,679,423
1,532,270(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	1,474,731
The accompanying notes are an integral part of these financial statements.
28Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,234,695(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	$ 3,044,704
3,580,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	3,228,138
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,713,780
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,403,673
3,485,000(b)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,213,418
7,600,000(b)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	6,905,854
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	2,903,433
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,742,316
5,713,342(b)	CIM Trust, Series 2021-J1, Class B1, 2.658%, 3/25/51 (144A)	4,240,760
3,332,101(b)	CIM Trust, Series 2021-J2, Class B2, 2.673%, 4/25/51 (144A)	2,354,589
3,184,747(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.707%, 5/25/51 (144A)	2,365,527
168,484(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 6.539% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	168,073
9,260,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 6.928% (SOFR30A + 300 bps), 1/25/42 (144A)	8,725,068
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,766,416
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,633,340
1,450,000(b)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,324,772
1,727,526(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 6.089% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,721,863
6,126,937(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.189% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	5,997,659
194,324(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.738%, 7/25/43	191,285
5,140,570(a)(c)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.232% (1 Month USD LIBOR + 655 bps), 8/15/42	592,365
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2229

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,979,069(c)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	$ 570,486
5,762,326(c)	Federal Home Loan Mortgage Corp. REMICs, Series 5018, Class EI, 4.00%, 10/25/50	1,163,362
3,117,618(c)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	606,461
48,883	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	48,089
2,494,708(c)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	511,037
173,297,900(b)(c)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.207%, 6/1/51 (144A)	1,653,019
6,940,000(a)	Freddie Mac STACR REMIC Trust, Series 2019-HRP1, Class M3, 6.639% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	6,463,561
6,951,944(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 9.489% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	7,242,705
8,723,692(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 10.389% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,275,113
2,766,175(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 6.728% (SOFR30A + 280 bps), 10/25/50 (144A)	2,787,926
9,475,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 7.678% (SOFR30A + 375 bps), 2/25/42 (144A)	8,910,710
5,590,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, 6.828% (SOFR30A + 290 bps), 4/25/42 (144A)	5,523,663
1,560,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1B, 7.428% (SOFR30A + 350 bps), 3/25/42 (144A)	1,546,825
1,548,238(b)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	1,422,241
45,008	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	44,921
31,555	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	31,264
338,996	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	326,990
14,690,740(c)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,570,497
The accompanying notes are an integral part of these financial statements.
30Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
12,700,528(a)(c)	Government National Mortgage Association, Series 2020-9, Class SA, 3.35% (1 Month USD LIBOR + 335 bps), 1/20/50	$ 233,829
2,982,057(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.754%, 6/25/51 (144A)	1,909,699
6,071,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,326,255
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,395,353
159,182(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	140,090
2,102,692(b)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.39%, 4/25/52 (144A)	1,505,754
2,981,149(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.936%, 2/26/52 (144A)	1,913,757
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.039% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,754,848
1,731,970(a)	Home Re, Ltd., Series 2020-1, Class M1C, 8.539% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	1,732,544
4,580,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 9.639% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	4,619,157
2,780,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.239% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	2,592,123
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,553,857
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	1,870,230
60,760,030(b)(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.227%, 7/25/51 (144A)	619,187
4,627,389(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.227%, 7/25/51 (144A)	3,405,644
12,320,616(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 10/25/51 (144A)	9,889,697
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	959,047
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,114,744
13,711,157	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	12,682,821
114,948,330(b)(c)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.123%, 12/25/51 (144A)	621,572
5,779,768(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.811%, 12/25/51 (144A)	4,247,356
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2231

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,154,678(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.167%, 2/25/52 (144A)	$ 3,173,517
3,965,454(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.143%, 4/25/52 (144A)	3,055,744
4,951,535(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.799%, 11/25/51 (144A)	3,253,407
99,471,981(b)(c)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.124%, 12/25/51 (144A)	578,300
9,088,294(b)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.849%, 12/25/51 (144A)	5,984,590
2,698,416(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.986%, 10/25/51 (144A)	2,003,944
3,333,564(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.986%, 10/25/51 (144A)	2,341,194
4,643,067(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.225%, 1/25/52 (144A)	3,285,007
4,921,438(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.225%, 1/25/52 (144A)	3,323,674
7,106,976(b)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.116%, 8/25/52 (144A)	5,073,193
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,517,656
3,585,539(b)	JP Morgan Mortgage Trust, Series 2022-6, Class B2, 3.309%, 11/25/52 (144A)	2,502,998
6,014,385(b)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.298%, 3/25/52 (144A)	4,309,068
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.525%, 7/25/52 (144A)	4,372,986
1,248,064	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,166,940
422,721(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	401,585
1,948,700(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + -224 bps), 11/24/42 (144A)	1,851,265
7,774,482	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	7,210,832
4,880,823(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 7.869% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	4,848,167
The accompanying notes are an integral part of these financial statements.
32Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,525,637(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	$ 8,041,008
4,041,009(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.647%, 4/25/51 (144A)	2,647,448
4,674,551(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	3,332,064
4,841,497(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.324%, 3/25/52 (144A)	3,640,791
7,115,554(b)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B1, 3.533%, 4/25/52 (144A)	5,121,276
151,967(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	139,758
3,186,217(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,399,001
7,800,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,665,682
8,785,831(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B1, 2.95%, 3/25/51 (144A)	6,502,714
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,150,854
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,441,187
335,096(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 7.989% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	335,240
3,550,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 9.639% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	3,535,993
8,597,262(b)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.243%, 6/25/51 (144A)	6,169,713
2,834,805(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.978%, 10/25/51 (144A)	1,949,934
4,514,742(b)	Onslow Bay Mortgage Loan Trust, Series 2022-INV4, Class A2, 3.00%, 6/25/52 (144A)	3,762,934
6,673,891(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	4,686,733
2,735,625(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,772,906
3,425,544(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,506,540
3,451,150(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.354%, 4/25/51 (144A)	2,236,966
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2233

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,888,183(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.638%, 10/25/51 (144A)	$ 2,130,986
2,976,814(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.638%, 10/25/51 (144A)	2,041,723
6,538,531(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 6.339% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	6,463,470
3,437,000(a)	Radnor Re, Ltd., Series 2019-1, Class M2, 7.589% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,368,574
11,015,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 6.139% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	10,769,934
2,740,821(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.706%, 12/25/51 (144A)	1,975,425
4,103,925(b)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.706%, 12/25/51 (144A)	2,863,898
4,041,877(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.714%, 10/25/51 (144A)	2,730,529
4,030,599(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.632%, 11/25/51 (144A)	2,540,273
5,152,354(b)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.719%, 3/25/51 (144A)	3,635,571
5,402,730(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.564%, 6/25/51 (144A)	3,851,080
3,846,011(b)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.564%, 6/25/51 (144A)	2,533,751
3,479,274(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,657,974
10,649,649(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.008%, 9/25/51 (144A)	7,920,693
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,902,821
5,560,926(b)	RCKT Mortgage Trust, Series 2022-3, Class B1A, 3.19%, 5/25/52 (144A)	4,141,584
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,202,137
4,751,164(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,783,822
15,913,144(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	14,600,310
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	3,847,032
541,452(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.702%, 12/25/42	512,930
The accompanying notes are an integral part of these financial statements.
34Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
77,805(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	$ 75,698
2,868,680(b)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.66%, 3/25/51 (144A)	1,916,258
1,379,760(b)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	1,109,251
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,137,580
11,220,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 8.589% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	11,195,127
3,660,655(a)	STACR Trust, Series 2018-HRP2, Class M3, 6.789% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	3,559,315
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,277,633
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 6.639% (1 Month USD LIBOR + 225 bps), 5/25/58 (144A)	1,862,201
11,996,051(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,623,532
1,889,357(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 9.989% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	1,893,002
1,892,371(a)	Triangle Re, Ltd., Series 2021-1, Class M1C, 7.789% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	1,892,366
7,942,321(b)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.229%, 12/25/51 (144A)	5,700,840
5,024,102(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.242%, 1/25/52 (144A)	3,828,604
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,981,043
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,423,760
8,840,336(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B2, 3.442%, 3/25/52 (144A)	6,316,183
	Total Collateralized Mortgage Obligations (Cost $631,361,203)	$522,175,420

	Commercial Mortgage-Backed Securities—6.9% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 6.676% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 3,989,519
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	6,730,622
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2235

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,444,409(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	$ —
6,200,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 5.368% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	5,833,871
3,855,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	3,610,666
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,951,368
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.29%, 9/15/48 (144A)	2,014,399
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833%, 4/15/55	2,592,308
1,375,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.668% (1 Month USD LIBOR + 135 bps), 8/15/38 (144A)	1,261,868
3,200,000(b)	BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.544%, 3/9/44 (144A)	2,575,303
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,076,268
6,105,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 6.718% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	5,616,630
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	14,556,403
23,280,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.213% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	21,528,559
2,385,000(b)	CCUBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.907%, 11/15/50	2,128,351
3,845,959(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 6.368% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	3,533,794
6,000,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	5,646,959
5,552,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.573%, 9/10/58	5,118,003
3,000,000(b)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	2,729,875
5,012,848	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,663,473
49,545,896(b)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.985%, 7/15/47	555,281
The accompanying notes are an integral part of these financial statements.
36Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,130,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	$ 3,813,522
1,375,000(b)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.512%, 5/10/51	1,197,209
662,423(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 5.928% (SOFR30A + 200 bps), 1/25/51 (144A)	619,922
6,790,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.928% (SOFR30A + 400 bps), 11/25/51 (144A)	5,959,405
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	2,301,626
4,071,496(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.592% (1 Month USD LIBOR + 245 bps), 10/25/28	3,830,185
2,189,712(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.142% (1 Month USD LIBOR + 500 bps), 10/25/28	2,005,805
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	4,070,970
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.442% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	3,994,157
8,019,916(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.542% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	7,672,414
2,850,345(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,590,986
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.042% (1 Month USD LIBOR + 690 bps), 8/25/29	4,490,041
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,189,628
110,999,571	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	634,784
9,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	47,409
3,367,973(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	3,234,636
16,392,390(b)(c)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	582,767
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 6.418% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	4,459,957
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,407,812
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2237

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	$ 4,952,135
5,435,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	5,426,691
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,744,738
3,450,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	2,862,250
2,000,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.068%, 12/15/49 (144A)	1,423,423
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,619,157
45,714,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.147%, 6/15/51	250,536
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,877,178
12,700,000(a)	Med Trust, Series 2021-MDLN, Class E, 7.468% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	11,776,512
4,785,000(a)	Med Trust, Series 2021-MDLN, Class F, 8.318% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	4,401,087
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.95% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,088,147
2,628,500(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.129%, 3/15/48	2,190,691
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,515,514
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,310,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.339% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,839,999
6,285,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 7.644% (SOFR30A + 370 bps), 1/25/37 (144A)	5,928,327
280,499	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	259,757
16,245,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	11,315,620
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,842,667
The accompanying notes are an integral part of these financial statements.
38Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
18,405,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.268% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	$ 17,678,299
1,774,000(b)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 4.954%, 3/15/51	1,495,258
28,996,104(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.878%, 9/15/57	568,715
6,683,498	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	6,281,007
2,715,000(b)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	2,555,371
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,484,467
	Total Commercial Mortgage-Backed Securities (Cost $327,642,248)	$287,504,301

	Corporate Bonds — 28.2% of Net Assets
	Advertising — 0.3%
11,894,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 11,220,782
	Total Advertising	$11,220,782
	Aerospace & Defense — 0.7%
19,915,000	Boeing Co., 3.75%, 2/1/50	$ 13,672,819
13,240,000	Boeing Co., 3.90%, 5/1/49	9,296,664
7,995,000	Boeing Co., 5.805%, 5/1/50	7,412,771
	Total Aerospace & Defense	$30,382,254
	Airlines — 0.4%
5,050,315	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,311,336
1,320,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,047,338
2,490,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	2,340,533
4,124,180	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,383,192
1,553,128	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,380,832
2,095,500	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,993,628
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2239

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,320,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	$ 1,223,542
1,320,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	1,149,318
	Total Airlines	$16,829,719
	Auto Manufacturers — 0.4%
3,640,000	Ford Motor Co., 6.10%, 8/19/32	$ 3,361,021
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	4,831,182
6,464,000	General Motors Co., 6.60%, 4/1/36	6,330,822
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,257,585
	Total Auto Manufacturers	$15,780,610
	Banks — 9.7%
16,300,000(b)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 13,180,629
2,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	1,879,627
14,720,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	14,202,041
3,800,000(b)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 300 bps), 8/11/32 (144A)	3,689,270
9,413,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	8,929,238
3,630,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	3,591,885
8,200,000(b)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	7,004,165
2,800,000	Banco Santander SA, 2.749%, 12/3/30	2,144,523
17,000,000(b)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	12,836,821
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	8,658,302
18,900,000(b)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	15,811,268
4,385,000(b)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	4,545,463
19,195,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	16,380,134
10,825,000(b)	Barclays Plc, 5.746% (5 Year CMT Index + 300 bps), 8/9/33	10,225,962
4,435,000(b)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	4,646,999
7,275,000(b)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	5,930,735
The accompanying notes are an integral part of these financial statements.
40Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Banks — (continued)
11,470,000(b)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	$ 8,369,264
5,625,000(b)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,203,191
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	5,785,856
5,530,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	5,178,475
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,239,681
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,526,986
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	5,417,358
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	8,265,534
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	8,418,097
1,835,000(b)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	1,699,252
1,800,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,584,742
15,574,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	10,687,756
900,000(b)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	661,237
4,695,000(b)	Intesa Sanpaolo S.p.A., 4.95% (5 Year CMT Index + 275 bps), 6/1/42 (144A)	3,014,889
6,480,000(b)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	6,573,903
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,161,305
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,740,259
5,900,000	KeyBank NA, 4.90%, 8/8/32	5,460,203
5,400,000(b)	Lloyds Banking Group Plc, 4.976% (5 Year CMT Index + 230 bps), 8/11/33	4,958,228
8,408,000(b)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	8,899,880
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	7,566,115
6,190,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	4,748,861
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,719,258
4,030,000(b)	Mizuho Financial Group, Inc., 5.669% (5 Year CMT Index + 240 bps), 9/13/33	3,998,873
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,001,863
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2241

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
10,926,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	$ 8,435,450
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,328,072
2,195,000(b)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	1,920,420
3,095,000(b)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	2,094,197
4,550,000(b)(f)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,686,122
8,090,000(b)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	7,566,452
17,125,000(b)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	12,878,013
2,100,000(b)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	1,987,113
8,350,000	Toronto-Dominion Bank, 4.456%, 6/8/32	7,958,966
5,415,000(b)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	5,631,600
15,765,000(b)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	14,787,452
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	9,529,222
2,615,000(b)	UBS Group AG, 4.988% (5 Year CMT Index + 240 bps), 8/5/33 (144A)	2,420,657
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	17,086,188
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	3,719,387
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	6,858,111
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	13,526,272
	Total Banks	$401,951,822
	Biotechnology — 0.3%
2,429,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 2,080,489
5,780,000	CSL Finance Plc, 4.25%, 4/27/32 (144A)	5,442,572
3,995,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	3,449,563
	Total Biotechnology	$10,972,624
The accompanying notes are an integral part of these financial statements.
42Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Building Materials — 0.2%
5,017,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 4,712,198
4,490,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	3,370,896
	Total Building Materials	$8,083,094
	Chemicals — 0.6%
16,840,000	Albemarle Corp., 5.65%, 6/1/52	$ 15,322,061
3,320,000	Celanese US Holdings LLC, 6.379%, 7/15/32	3,157,147
3,208,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	2,881,499
5,340,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	4,438,875
	Total Chemicals	$25,799,582
	Commercial Services — 0.6%
3,646,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 3,336,090
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,746,842
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	997,214
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	4,304,111
3,080,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	2,362,976
6,660,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,880,647
5,385,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,901,212
	Total Commercial Services	$23,529,092
	Diversified Financial Services — 2.1%
6,710,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 5,245,615
7,725,000	Air Lease Corp., 2.10%, 9/1/28	6,291,992
4,915,000	Air Lease Corp., 2.875%, 1/15/32	3,904,625
6,235,000	Air Lease Corp., 3.125%, 12/1/30	5,166,923
11,780,000	Ally Financial, Inc., 4.75%, 6/9/27	11,041,582
905,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	866,357
6,515,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	5,489,822
8,534,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	7,424,580
3,750,000(b)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	3,571,300
9,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	8,578,586
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	11,238,761
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,561,640
4,020,000	OneMain Finance Corp., 3.50%, 1/15/27	3,328,440
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2243

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
2,755,000(a)	OWS Cre Funding I LLC, 9.269% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	$ 2,630,872
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	6,808,515
	Total Diversified Financial Services	$86,149,610
	Electric — 1.2%
8,170,000	AES Corp., 2.45%, 1/15/31	$ 6,499,408
2,955,000	AES Corp., 3.95%, 7/15/30 (144A)	2,606,310
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	5,107,050
3,090,000	Enel Finance International NV, 7.75%, 10/14/52 (144A)	3,301,004
2,125,000	Entergy Louisiana LLC, 4.75%, 9/15/52	1,906,725
3,820,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	3,806,711
8,840,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	7,324,425
7,410,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	5,565,280
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	5,845,508
7,185,000	Puget Energy, Inc., 4.10%, 6/15/30	6,415,926
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,881,391
	Total Electric	$50,259,738
	Electrical Components & Equipments — 0.0%†
1,990,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 1,893,861
	Total Electrical Components & Equipments	$1,893,861
	Electronics — 0.0%†
1,885,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 1,616,387
	Total Electronics	$1,616,387
	Energy-Alternate Sources — 0.1%
4,548,574	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 3,388,688
254,867	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	251,883
	Total Energy-Alternate Sources	$3,640,571
	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 5,957,528
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	1,823,797
	Total Entertainment	$7,781,325
The accompanying notes are an integral part of these financial statements.
44Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Food — 0.6%
3,430,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	$ 2,838,821
1,654,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	1,268,371
7,490,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	7,143,812
2,335,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	2,222,480
5,405,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	4,435,505
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,341,306
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	4,518,868
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	610,218
	Total Food	$27,379,381
	Forest Products & Paper — 0.1%
2,728,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	$ 2,469,532
	Total Forest Products & Paper	$2,469,532
	Gas — 0.1%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,525,283
1,625,502	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,683,207
	Total Gas	$4,208,490
	Hand & Machine Tools — 0.1%
3,559,000	Kennametal, Inc., 2.80%, 3/1/31	$ 2,779,733
	Total Hand & Machine Tools	$2,779,733
	Healthcare-Products — 0.2%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,044,890
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	7,955,441
	Total Healthcare-Products	$10,000,331
	Healthcare-Services — 0.4%
2,500,000	Elevance Health, Inc., 6.10%, 10/15/52	$ 2,665,179
16,810,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	12,328,201
	Total Healthcare-Services	$14,993,380
	Insurance — 1.5%
1,683,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 1,373,678
13,975,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,822,849
2,720,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	2,481,334
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,162,614
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2245

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 18,319,733
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,598,750
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	7,758,352
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,108,138
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	698,918
	Total Insurance	$62,324,366
	Iron & Steel — 0.1%
2,185,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 1,929,335
2,136,000	Commercial Metals Co., 4.375%, 3/15/32	1,858,163
1,065,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	1,088,984
1,130,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	1,145,289
	Total Iron & Steel	$6,021,771
	Lodging — 0.4%
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	$ 12,315,739
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,654,709
1,720,000	Sands China, Ltd., 4.875%, 6/18/30	1,511,502
	Total Lodging	$16,481,950
	Machinery-Construction & Mining — 0.1%
5,155,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 4,571,690
	Total Machinery-Construction & Mining	$4,571,690
	Media — 0.4%
1,085,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 832,445
7,800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	6,726,837
4,380,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	3,747,787
5,325,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	2,942,776
2,125,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,187,238
	Total Media	$15,437,083
	Mining — 0.4%
5,890,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 4,953,205
4,475,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	3,715,438
The accompanying notes are an integral part of these financial statements.
46Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Mining — (continued)
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,549,133
3,959,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	3,292,635
	Total Mining	$15,510,411
	Miscellaneous Manufacturing — 0.3%
3,210,000	Eaton Corp., 4.70%, 8/23/52	$ 2,904,258
11,027,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	9,494,548
	Total Miscellaneous Manufacturing	$12,398,806
	Multi-National — 0.3%
5,565,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 4,823,185
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	5,573,376
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,903,775
	Total Multi-National	$12,300,336
	Oil & Gas — 0.9%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 15,565,941
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,097,747
2,580,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	2,278,942
11,125,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	10,239,331
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,271,529
	Total Oil & Gas	$37,453,490
	Oil & Gas Services — 0.0%†
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 1,932,237
	Total Oil & Gas Services	$1,932,237
	Pharmaceuticals — 0.1%
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	$ 2,458,607
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,422,288
	Total Pharmaceuticals	$4,880,895
	Pipelines — 2.2%
2,265,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 1,874,280
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,646,868
13,251,000	Energy Transfer LP, 4.95%, 5/15/28	12,709,591
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	4,070,578
3,750,000	Energy Transfer LP, 6.00%, 6/15/48	3,380,429
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2247

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
14,417,000(b)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	$ 12,038,195
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,129,601
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,252,880
16,180,000	Kinder Morgan, Inc., 5.45%, 8/1/52	14,522,824
9,120,000	MPLX LP, 4.25%, 12/1/27	8,617,684
7,725,000	MPLX LP, 4.95%, 3/14/52	6,310,120
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,120,372
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,503,089
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,056,089
	Total Pipelines	$91,232,600
	REITs — 0.8%
1,955,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 1,562,797
4,748,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	4,125,062
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	6,820,822
1,450,000	Highwoods Realty LP, 2.60%, 2/1/31	1,085,277
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,293,119
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	5,966,337
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	3,887,170
3,420,000	Sun Communities Operating LP, 2.30%, 11/1/28	2,847,065
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,547,046
	Total REITs	$33,134,695
	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,335,738
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,204,344
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	5,854,626
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,368,035
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	8,953,725
8,895,000	Lowe's Cos., Inc., 3.75%, 4/1/32	7,912,446
	Total Retail	$28,628,914
	Semiconductors — 0.6%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 719,090
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	10,144,379
3,930,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	3,449,983
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,608,768
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	6,727,210
	Total Semiconductors	$23,649,430
The accompanying notes are an integral part of these financial statements.
48Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Software — 0.3%
14,250,000	Autodesk, Inc., 2.40%, 12/15/31	$ 11,383,236
	Total Software	$11,383,236
	Telecommunications — 0.7%
1,945,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 1,458,251
7,584,000	Altice France SA, 5.50%, 1/15/28 (144A)	5,939,182
2,673,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	2,225,273
9,430,000	Motorola Solutions, Inc., 2.30%, 11/15/30	7,373,815
4,420,000	Motorola Solutions, Inc., 5.60%, 6/1/32	4,302,636
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,241,712
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,226,546
	Total Telecommunications	$29,767,415
	Trucking & Leasing — 0.1%
6,820,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 6,471,798
	Total Trucking & Leasing	$6,471,798
	Total Corporate Bonds (Cost $1,386,388,365)	$1,171,303,041

Shares
	Convertible Preferred Stocks — 0.8% of Net Assets
	Banks — 0.8%
2,798(f)	Bank of America Corp., 7.25%	$ 3,245,680
26,827(f)	Wells Fargo & Co., 7.50%	31,789,995
	Total Banks	$35,035,675
	Total Convertible Preferred Stocks (Cost $38,718,832)	$35,035,675

Principal Amount USD ($)
Municipal Bonds — 0.9% of Net Assets(g)
Arizona — 0.1%
2,710,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 1,919,195
	Total Arizona	$ 1,919,195
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2249

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
California — 0.1%
2,785,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 2,127,796
1,395,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	1,319,098
	Total California	$ 3,446,894
Florida — 0.0%†
2,090,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A, 2.50%, 5/1/47	$ 1,348,363
	Total Florida	$ 1,348,363
Georgia — 0.0%†
1,205,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 859,864
	Total Georgia	$ 859,864
Massachusetts — 0.0%†
2,210,000(h)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 1,664,572
	Total Massachusetts	$ 1,664,572
Missouri — 0.0%†
555,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 467,693
	Total Missouri	$ 467,693
Nebraska — 0.1%
1,100,000(h)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 698,082
4,105,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	2,964,056
	Total Nebraska	$ 3,662,138
New Jersey — 0.1%
1,395,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 990,087
3,000,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	2,141,430
	Total New Jersey	$ 3,131,517
The accompanying notes are an integral part of these financial statements.
50Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
New York — 0.0%†
2,205,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 1,666,341
	Total New York	$ 1,666,341
North Carolina — 0.1%
2,215,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 2,054,058
	Total North Carolina	$ 2,054,058
Oregon — 0.0%†
1,950,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 1,446,237
	Total Oregon	$ 1,446,237
Pennsylvania — 0.1%
4,175,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 3,436,442
930,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	676,073
	Total Pennsylvania	$ 4,112,515
Tennessee — 0.0%†
305,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 244,363
	Total Tennessee	$ 244,363
Texas — 0.1%
3,760,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	$ 2,645,799
1,395,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	1,207,568
	Total Texas	$ 3,853,367
Virginia — 0.2%
945,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 855,036
1,670,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	1,253,636
710,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	535,219
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2251

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — (continued)
2,860,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51	$ 2,148,661
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	2,364,374
	Total Virginia	$ 7,156,926
	Total Municipal Bonds (Cost $38,864,289)	$ 37,034,043

	Insurance-Linked Securities — 3.4% of Net Assets#
	Event Linked Bonds — 0.9%
	Earthquakes – California — 0.1%
1,000,000(a)	Phoenician Re, 7.241%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 914,800
1,750,000(a)	Sutter Re, 9.343%, (3 Month U.S. Treasury Bill + 500 bps), 5/23/23 (144A)	1,697,150
		$ 2,611,950
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.153%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 240,400
	Earthquakes - U.S. — 0.0%†
500,000(b)	Veraison Re, 2.50%, (1 Month U.S. Treasury Bill + 250 bps), 3/9/26 (144A)	$ 499,750
	Health – U.S. — 0.1%
3,000,000(a)	Vitality Re X, 6.093%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 2,999,700
500,000(a)	Vitality Re X, 6.343%, (3 Month U.S. Treasury Bill + 200 bps), 1/10/23 (144A)	499,950
		$ 3,499,650
	Inland Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 15.593%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,860,000
1,250,000(a)	FloodSmart Re, 17.923%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	1,125,000
750,000(a)	FloodSmart Re, 19.423%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	675,000
		$ 3,660,000
The accompanying notes are an integral part of these financial statements.
52Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. — 0.4%
100,000(a)	Caelus Re V, 4.443%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 80,000
250,000(a)	Easton Re Pte, 8.343%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	233,700
500,000(a)	Four Lakes Re, 9.093%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	459,700
3,000,000(a)	Four Lakes Re, 10.843%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	2,999,700
500,000(a)	Herbie Re, 14.063%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	425,000
2,000,000(a)	Matterhorn Re, 9.572%, (SOFR + 532 bps), 3/24/25 (144A)	1,721,400
1,000,000(a)	Matterhorn Re, 12.072%, (SOFR + 775 bps), 3/24/25 (144A)	853,700
3,400,000(a)	Mystic Re IV, 4.843%, (3 Month U.S. Treasury Bill + 50 bps), 1/8/26 (144A)	3,398,300
1,750,000(a)	Residential Re, 11.343%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	1,743,350
750,000(a)	Sakura Re, 17.843%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	749,925
2,750,000(a)	Sanders Re II, 7.433%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,549,250
1,000,000(a)	Sanders Re III, 10.593%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	998,500
		$ 16,212,525
	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 10.023%, (SOFR + 575 bps), 12/8/25 (144A)	$ 198,475
1,000,000(a)	Mona Lisa Re, Ltd., 17.08%, (3 Month U.S. Treasury Bill + 1250 bps), 1/8/26 (144A)	1,000,000
750,000(a)	Northshore Re II, 12.343%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	712,050
		$ 1,910,525
	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 897,400
3,500,000(a)	Long Point Re IV, 8.593%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	3,316,950
1,250,000(a)	Matterhorn Re, 9.343%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,050,000
		$ 5,264,350
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2253

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
Pandemic – U.S — 0.0%†
1,000,000(a)	Vitality Re XI, 6.143%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 947,500
Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 11.343%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 637,500
Windstorm - Texas — 0.1%
3,250,000(a)	Alamo Re II, 9.863%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 3,243,500
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.093%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 200,000
Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 942,500
	Total Event Linked Bonds	$ 39,870,150
Face Amount USD ($)
	Collateralized Reinsurance — 0.7%
	Earthquakes – California — 0.0%†
1,006,000(i) +	Adare Re 2022, 12/31/27	$ 1,054,819
	Multiperil – Massachusetts — 0.1%
1,250,000(i) +	Ailsa Re 2022, 5/31/28	$ 1,241,343
1,750,000(i) +	Denning Re 2022, 6/30/28	1,733,561
500,000(i) +	Portsalon Re 2022, 5/31/28	458,460
		$ 3,433,364
	Multiperil – U.S. — 0.3%
8,000,000(i) +	Ballybunion Re 2020, 2/28/23	$ 903,793
2,250,000(i)(j) +	Ballybunion Re 2021-3, 7/31/25	100,616
1,750,000(i) +	Ballybunion Re 2022, 12/31/27	1,780,366
3,000,000(i) +	Ballybunion Re 2022-2, 5/31/28	3,046,530
4,000,000(i) +	Ballybunion Re 2022-3, 6/30/28	4,089,129
500,000(i) +	Port Royal Re 2022, 4/30/28	497,500
		$ 10,417,934
	Multiperil – Worldwide — 0.3%
2,000,000(i) +	Celadon Re 2022, 3/31/28	$ 1,926,256
5,500,000(i) +	Gamboge Re 2022, 3/31/28	5,363,973
167,000(i) +	Limestone Re, 3/1/23 (144A)	—
The accompanying notes are an integral part of these financial statements.
54Pioneer Bond Fund | Semiannual Report | 12/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,420,000(i) +	Limestone Re 2020-1, 3/1/24 (144A)	$ 20,874
480,000(i) +	Limestone Re 2020-1, 3/1/24 (144A)	7,056
250,000(i) +	Merion Re 2022-1, 12/31/27	253,650
250,000(i) +	Old Head Re 2022, 12/31/27	125,000
1,000,000(i) +	Pine Valley Re 2022, 12/31/27	992,080
350,000(i)(j) +	Walton Health Re 2019, 6/30/23	189,933
2,500,000(i) +	Walton Health Re 2022, 12/15/27	2,327,387
		$ 11,206,209
	Windstorm – Florida — 0.0%†
1,500,000(i)(j) +	Formby Re 2018, 2/28/23	$ 48,035
2,000,000(i) +	Isosceles Re 2022, 5/31/28	1,997,600
		$ 2,045,635
	Windstorm - North Carolina — 0.0%†
2,000,000(i) +	Isosceles Re 2022-A, 4/30/28	$ 1,200
2,000,000(i) +	Isosceles Re 2022-A, 4/30/28	5,200
		$ 6,400
	Windstorm – U.S. — 0.0%†
500,000(i) +	Shadow Creek Re 2021, 7/31/25	$ 7,593
	Windstorm – U.S. Regional — 0.0%†
7,255,240(i) +	Oakmont Re 2020, 4/30/24	$ —
4,500,000(i)(j) +	Oakmont Re 2022, 4/1/28	1,415,274
		$ 1,415,274
	Total Collateralized Reinsurance	$29,587,228
	Reinsurance Sidecars — 1.7%
	Multiperil – U.S. — 0.0%
2,000,000(i) +	Carnoustie Re 2020, 12/31/23	$ 271,200
1,853,719(i) +	Carnoustie Re 2021, 12/31/24	87,866
1,000,000(i) +	Carnoustie Re 2022, 12/31/27	1,059,539
2,000,000(k) +	Harambee Re 2018, 12/31/24	—
5,000,000(k) +	Harambee Re 2019, 12/31/24	6,000
4,000,000(k) +	Harambee Re 2020, 12/31/23	59,200
		$ 1,483,805
	Multiperil – Worldwide — 1.7%
2,200(i) +	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,061
34,018(k) +	Alturas Re 2019-2, 3/10/23	10,239
24,550(k) +	Alturas Re 2019-3, 9/12/23	304
285,668(i) +	Alturas Re 2020-1A, 3/10/23 (144A)	10,827
363,577(i) +	Alturas Re 2020-1B, 3/10/23 (144A)	13,780
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2255

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
540,698(k) +	Alturas Re 2020-2, 3/10/23	$ 78,996
225,450(k) +	Alturas Re 2020-3, 9/30/24	—
3,959,302(k) +	Alturas Re 2021-2, 12/31/24	—
213,682(j)(k) +	Alturas Re 2021-3, 7/31/25	45,792
3,159,827(k) +	Alturas Re 2022-2, 12/31/27	2,962,970
5,000,000(i) +	Bantry Re 2019, 12/31/24	85,091
5,000,000(i)(j) +	Bantry Re 2021, 12/31/24	446,963
4,171,573(i) +	Bantry Re 2022, 12/31/27	4,349,625
10,192,268(i) +	Berwick Re 2018-1, 12/31/24	787,862
7,281,734(i) +	Berwick Re 2019-1, 12/31/24	1,161,437
3,000,000(i) +	Berwick Re 2020-1, 12/31/23	300
4,500,000(i) +	Berwick Re 2022, 12/31/27	4,506,300
59,061(i) +	Eden Re II, 3/22/23 (144A)	49,824
6,000(i) +	Eden Re II, 3/22/23 (144A)	4,221
640,000(i)(j) +	Eden Re II, 3/22/24 (144A)	247,040
210,000(i) +	Eden Re II, 3/22/24 (144A)	98,700
790,856(i)(j) +	Eden Re II, 3/21/25 (144A)	449,206
5,200,000(i) +	Eden Re II, 3/20/26 (144A)	4,837,040
1,000,000(i) +	Gleneagles Re 2018, 12/31/24	118,300
1,250,000(i) +	Gleneagles Re 2021, 12/31/24	277,857
1,250,000(i) +	Gleneagles Re 2022, 12/31/27	1,289,063
2,118,314(i) +	Gullane Re 2018, 12/31/24	131,133
6,000,000(i) +	Gullane Re 2022, 12/31/27	6,381,951
500,000(k) +	Lion Rock Re 2019, 1/31/23	—
500,000(k) +	Lion Rock Re 2020, 1/31/23	—
500,000(j)(k) +	Lion Rock Re 2021, 12/31/24	104,650
2,993,180(j)(k) +	Lorenz Re 2019, 6/30/23	5,388
7,000,000(i) +	Merion Re 2018-2, 12/31/24	1,059,800
9,000,000(i) +	Merion Re 2021-2, 12/31/24	1,768,500
6,551,154(i) +	Merion Re 2022-2, 12/31/27	6,211,225
3,800,000(i) +	Pangaea Re 2018-1, 12/31/24	80,007
4,017,011(i) +	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537(i) +	Pangaea Re 2019-3, 7/1/23	171,924
4,727,246(i) +	Pangaea Re 2022-1, 12/31/27	5,052,150
2,750,000(i) +	Pangaea Re 2022-3, 5/31/28	2,822,314
1,250,000(i)(j) +	Phoenix One Re, 1/4/27 (144A)	1,415,125
2,000,000(i) +	RosaPenna Re 2022, 6/30/28	2,023,249
600,000(i)(j) +	Sector Re V, 3/1/24 (144A)	289,640
1,914(i) +	Sector Re V, 3/1/24 (144A)	48,793
99,999(i) +	Sector Re V, 12/1/24 (144A)	166,869
200,000(i) +	Sector Re V, 12/1/24 (144A)	333,741
The accompanying notes are an integral part of these financial statements.
56Pioneer Bond Fund | Semiannual Report | 12/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,490(i) +	Sector Re V, 3/1/25 (144A)	$ 25,078
3,326(i) +	Sector Re V, 12/1/25 (144A)	—
5,986(i) +	Sector Re V, 12/1/25 (144A)	—
10,000(a)(i) +	Sector Re V, 12/1/26 (144A)	10,694
84,000(a)(i) +	Sector Re V, 12/1/26 (144A)	89,833
4,605,987 +	Sector Re V, 12/1/27 (144A)	4,605,987
3,609,700(i) +	Sussex Re 2020-1, 12/31/24	5,415
1,250,000(i)(j) +	Sussex Re 2021-1, 12/31/24	113,500
3,000,000(k) +	Thopas Re 2019, 12/31/24	5,100
6,000,000(k) +	Thopas Re 2020, 12/31/23	—
7,000,000(k) +	Thopas Re 2021, 12/31/24	112,700
4,000,000(k) +	Thopas Re 2022, 12/31/27	4,322,800
4,228,426(j)(k) +	Torricelli Re 2021, 7/31/25	237,638
4,500,000(k) +	Torricelli Re 2022, 6/30/28	4,462,200
2,000,000(i) +	Versutus Re 2018, 12/31/24	3,200
1,765,095(i) +	Versutus Re 2019-A, 12/31/24	—
1,734,905(i) +	Versutus Re 2019-B, 12/31/24	—
1,000,000(j)(k) +	Viribus Re 2018, 12/31/24	—
3,650,000(k) +	Viribus Re 2019, 12/31/24	25,915
4,139,570(k) +	Viribus Re 2020, 12/31/23	182,141
3,000,000(k) +	Viribus Re 2022, 12/31/27	3,060,000
1,623,326(i)(j) +	Woburn Re 2018, 12/31/24	51,702
4,979,452(i)(j) +	Woburn Re 2019, 12/31/24	946,702
		$ 68,252,566
	Total Reinsurance Sidecars	$69,736,371
	Industry Loss Warranties — 0.1%
	Earthquakes - U.S. — 0.1%
3,000,000(i) +	Vermillion Re 2022, 12/31/27	$ 3,042,600
	Windstorm – U.S. — 0.0%†
2,000,000(i) +	Ballylifin Re 2022, 5/31/28	$ 9,200
	Total Industry Loss Warranties	$3,051,800
	Total Insurance-Linked Securities (Cost $145,564,787)	$142,245,549

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2257

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 41.1% of Net Assets
13,715,174	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 11,218,893
2,900,492	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	2,343,885
2,263,302	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	1,828,968
14,742,236	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	11,912,994
7,579,057	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	6,124,630
10,542,695	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	8,519,507
1,495,709	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	1,208,671
348,343	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	291,669
3,827,807	Federal Home Loan Mortgage Corp., 2.000%, 11/1/51	3,116,629
5,811,117	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	4,734,543
3,886,105	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	3,166,465
34,492,664	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	29,292,031
4,060,391	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	3,446,896
4,360,284	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	3,692,529
19,299,721	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	16,344,191
5,997,035	Federal Home Loan Mortgage Corp., 2.500%, 8/1/52	5,080,163
5,841,321	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	4,947,651
2,014,602	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	1,706,599
637,191	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	613,417
509,562	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	464,197
2,672,052	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,434,132
383,519	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	349,359
890,559	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	811,255
2,374,005	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	2,130,880
629,952	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	564,852
46,586	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	41,342
44,878,617	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	39,385,618
367,851	Federal Home Loan Mortgage Corp., 3.500%, 4/1/42	343,843
976,670	Federal Home Loan Mortgage Corp., 3.500%, 8/1/43	914,345
166,699	Federal Home Loan Mortgage Corp., 3.500%, 9/1/44	155,767
2,370,878	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	2,211,453
107,702	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	100,543
2,067,464	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	1,926,728
The accompanying notes are an integral part of these financial statements.
58Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,098,760	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	$ 1,953,058
2,413,634	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	2,279,182
3,793,010	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	3,552,548
3,125,018	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,907,176
2,786,131	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,590,753
4,240,480	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	3,940,920
493,928	Federal Home Loan Mortgage Corp., 3.500%, 1/1/47	459,026
238,290	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	221,227
52,440	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	47,750
256,390	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	233,824
273,382	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	248,526
291,339	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	266,618
3,867,502	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,536,288
2,922,509	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,657,461
1,169,925	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,063,722
311,111	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	282,736
488,923	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	444,332
692,225	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	629,662
348,032	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	316,399
353,376	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	321,331
264,166	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	240,233
267,990	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	244,294
586,499	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	534,533
3,442,874	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,157,038
3,725,312	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	3,642,616
63,446	Federal Home Loan Mortgage Corp., 4.000%, 6/1/42	60,932
27,260	Federal Home Loan Mortgage Corp., 4.000%, 7/1/42	26,208
1,245,013	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,196,965
16,507	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	15,828
207,861	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	199,192
52,355	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	50,248
1,059,615	Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	1,014,985
1,020,793	Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	978,853
934,839	Federal Home Loan Mortgage Corp., 4.000%, 8/1/46	894,882
51,489	Federal Home Loan Mortgage Corp., 4.000%, 10/1/46	49,352
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2259

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
316,455	Federal Home Loan Mortgage Corp., 4.000%, 3/1/47	$ 302,522
1,212,996	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,158,270
1,627,543	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,555,208
1,708,336	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,634,978
748,333	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	715,501
439,271	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	420,135
1,219,089	Federal Home Loan Mortgage Corp., 4.000%, 5/1/47	1,165,599
258,082	Federal Home Loan Mortgage Corp., 4.000%, 6/1/47	246,637
380,748	Federal Home Loan Mortgage Corp., 4.000%, 7/1/47	364,381
1,179,393	Federal Home Loan Mortgage Corp., 4.000%, 10/1/47	1,124,903
714,838	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	680,898
1,094,469	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	1,040,845
213,164	Federal Home Loan Mortgage Corp., 4.000%, 5/1/50	201,922
393,139	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	371,371
242,018	Federal Home Loan Mortgage Corp., 4.000%, 8/1/50	228,565
195,495	Federal Home Loan Mortgage Corp., 4.000%, 10/1/50	186,779
367,168	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	345,754
204,704	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	192,488
184,241	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	172,940
1,129,738	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	1,060,937
2,455,112	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	2,303,939
378,866	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	355,823
3,645,818	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	3,420,339
196,417	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	184,308
677,192	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	670,130
427,407	Federal Home Loan Mortgage Corp., 4.500%, 3/1/42	424,182
44,260	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	43,529
3,379	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	3,455
46,157	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	46,101
100,785	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	102,856
97,378	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	99,379
822	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	831
The accompanying notes are an integral part of these financial statements.
60Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,074	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	$ 2,091
770,843	Federal Home Loan Mortgage Corp., 5.000%, 9/1/49	770,076
2,043,541	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	2,047,293
348,489	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	344,905
3,176,262	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	3,162,475
1,879,832	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,869,936
63,322	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	65,350
3,236	Federal Home Loan Mortgage Corp., 5.500%, 1/1/34	3,331
31,629	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	32,717
3,352	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	3,365
46,792	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	47,393
11,106	Federal Home Loan Mortgage Corp., 5.500%, 11/1/35	11,409
308,783	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	320,533
32,714	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	33,398
11,720	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	11,941
13,944	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	14,435
1,337	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,360
43,209	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	44,734
7,550	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	7,671
35,742	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	37,004
17,759	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	18,130
4,568	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	4,691
31,454	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	32,049
6,872	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,983
27,468	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	28,019
10,047	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	10,402
131,011	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	135,633
17,471	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	17,752
12,354	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	12,553
37,966	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	38,586
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2261

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
40,840	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	$ 41,551
25,885	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	26,310
3,362	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	3,511
8,582	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,784
21,793	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	22,653
22,180	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	22,558
153	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	157
130	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	133
911	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	936
2,217	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	2,307
3,653	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,747
220	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	226
2,762	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,833
3,740	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	3,875
37	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	38
12,109	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	12,618
1,125	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	1,166
137,340	Federal National Mortgage Association, 1.500%, 3/1/41	112,358
37,204,647	Federal National Mortgage Association, 1.500%, 11/1/41	30,436,015
1,240,885	Federal National Mortgage Association, 1.500%, 1/1/42	1,002,842
19,050,818	Federal National Mortgage Association, 1.500%, 1/1/42	15,584,766
12,611,030	Federal National Mortgage Association, 1.500%, 1/1/42	10,191,828
15,664,288	Federal National Mortgage Association, 1.500%, 2/1/42	12,659,306
4,238,747	Federal National Mortgage Association, 1.500%, 3/1/42	3,394,107
21,228,754	Federal National Mortgage Association, 2.000%, 12/1/41	17,894,601
1,078,264	Federal National Mortgage Association, 2.000%, 2/1/42	902,817
380,066	Federal National Mortgage Association, 2.000%, 2/1/42	318,222
The accompanying notes are an integral part of these financial statements.
62Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,014,712	Federal National Mortgage Association, 2.000%, 11/1/50	$ 839,410
636,057	Federal National Mortgage Association, 2.000%, 1/1/51	528,544
11,020,277	Federal National Mortgage Association, 2.000%, 11/1/51	9,092,340
4,083,512	Federal National Mortgage Association, 2.000%, 2/1/52	3,326,996
2,772,343	Federal National Mortgage Association, 2.000%, 2/1/52	2,258,952
7,375,090	Federal National Mortgage Association, 2.000%, 3/1/52	6,004,785
11,563,266	Federal National Mortgage Association, 2.000%, 3/1/52	9,422,931
63,500,000	Federal National Mortgage Association, 2.000%, 1/1/53 (TBA)	51,654,727
439,258	Federal National Mortgage Association, 2.500%, 7/1/30	411,831
387,464	Federal National Mortgage Association, 2.500%, 7/1/30	363,298
667,274	Federal National Mortgage Association, 2.500%, 7/1/30	625,681
106,026	Federal National Mortgage Association, 2.500%, 12/1/42	91,403
98,341	Federal National Mortgage Association, 2.500%, 12/1/42	84,780
99,873	Federal National Mortgage Association, 2.500%, 1/1/43	86,114
1,100,546	Federal National Mortgage Association, 2.500%, 2/1/43	948,775
41,145	Federal National Mortgage Association, 2.500%, 2/1/43	35,167
39,429	Federal National Mortgage Association, 2.500%, 2/1/43	33,437
127,669	Federal National Mortgage Association, 2.500%, 3/1/43	110,077
75,106	Federal National Mortgage Association, 2.500%, 4/1/43	63,705
112,852	Federal National Mortgage Association, 2.500%, 8/1/43	97,307
70,441	Federal National Mortgage Association, 2.500%, 12/1/43	60,739
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2263

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
101,557	Federal National Mortgage Association, 2.500%, 3/1/44	$ 87,263
641,439	Federal National Mortgage Association, 2.500%, 4/1/45	553,047
628,897	Federal National Mortgage Association, 2.500%, 4/1/45	542,227
216,288	Federal National Mortgage Association, 2.500%, 4/1/45	186,475
116,002	Federal National Mortgage Association, 2.500%, 4/1/45	100,015
185,773	Federal National Mortgage Association, 2.500%, 4/1/45	160,167
247,686	Federal National Mortgage Association, 2.500%, 4/1/45	213,554
64,879	Federal National Mortgage Association, 2.500%, 4/1/45	55,938
100,924	Federal National Mortgage Association, 2.500%, 4/1/45	87,012
21,234	Federal National Mortgage Association, 2.500%, 5/1/45	18,308
51,861	Federal National Mortgage Association, 2.500%, 7/1/45	44,715
51,425	Federal National Mortgage Association, 2.500%, 8/1/45	44,338
39,804	Federal National Mortgage Association, 2.500%, 1/1/46	34,317
568,052	Federal National Mortgage Association, 2.500%, 9/1/50	490,762
3,001,518	Federal National Mortgage Association, 2.500%, 9/1/50	2,577,651
635,552	Federal National Mortgage Association, 2.500%, 9/1/50	550,713
307,954	Federal National Mortgage Association, 2.500%, 10/1/50	265,658
38,474,451	Federal National Mortgage Association, 2.500%, 5/1/51	33,096,816
17,153,677	Federal National Mortgage Association, 2.500%, 10/1/51	14,565,401
10,056,148	Federal National Mortgage Association, 2.500%, 11/1/51	8,647,454
10,908,719	Federal National Mortgage Association, 2.500%, 12/1/51	9,299,303
The accompanying notes are an integral part of these financial statements.
64Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,020,353	Federal National Mortgage Association, 2.500%, 1/1/52	$ 19,625,953
1,886,163	Federal National Mortgage Association, 2.500%, 2/1/52	1,618,256
27,072,147	Federal National Mortgage Association, 2.500%, 4/1/52	22,934,253
4,267,090	Federal National Mortgage Association, 2.500%, 4/1/52	3,644,509
3,941,371	Federal National Mortgage Association, 2.500%, 4/1/52	3,337,564
25,883,735	Federal National Mortgage Association, 2.500%, 4/1/52	21,919,847
3,921,293	Federal National Mortgage Association, 2.500%, 5/1/52	3,321,057
6,706,559	Federal National Mortgage Association, 2.500%, 6/1/52	5,681,800
12,850,915	Federal National Mortgage Association, 2.500%, 7/1/52	10,887,657
5,038,825	Federal National Mortgage Association, 2.500%, 8/1/52	4,268,089
5,875,133	Federal National Mortgage Association, 2.500%, 10/1/52	4,976,782
78,700,000	Federal National Mortgage Association, 2.500%, 1/1/53 (TBA)	66,620,676
1,133,047	Federal National Mortgage Association, 3.000%, 10/1/30	1,083,829
418,732	Federal National Mortgage Association, 3.000%, 4/1/31	400,532
173,885	Federal National Mortgage Association, 3.000%, 6/1/40	157,861
1,860,568	Federal National Mortgage Association, 3.000%, 9/1/42	1,693,103
319,996	Federal National Mortgage Association, 3.000%, 3/1/45	289,664
1,968,195	Federal National Mortgage Association, 3.000%, 4/1/47	1,762,808
15,870,684	Federal National Mortgage Association, 3.000%, 1/1/52	14,106,558
21,351,335	Federal National Mortgage Association, 3.000%, 3/1/52	19,033,861
7,940,888	Federal National Mortgage Association, 3.000%, 3/1/52	6,968,235
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2265

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,200,000	Federal National Mortgage Association, 3.000%, 1/1/53 (TBA)	$ 6,317,059
5,646,117	Federal National Mortgage Association, 3.000%, 2/1/57	4,977,479
891,857	Federal National Mortgage Association, 3.500%, 6/1/28	875,314
290,788	Federal National Mortgage Association, 3.500%, 11/1/40	272,126
241,902	Federal National Mortgage Association, 3.500%, 10/1/41	226,433
1,516,748	Federal National Mortgage Association, 3.500%, 11/1/41	1,442,421
182,979	Federal National Mortgage Association, 3.500%, 6/1/42	171,278
760,108	Federal National Mortgage Association, 3.500%, 7/1/42	711,505
852,448	Federal National Mortgage Association, 3.500%, 8/1/42	797,972
106,298	Federal National Mortgage Association, 3.500%, 10/1/42	100,448
99,828	Federal National Mortgage Association, 3.500%, 11/1/42	93,380
193,908	Federal National Mortgage Association, 3.500%, 12/1/42	181,513
180,549	Federal National Mortgage Association, 3.500%, 12/1/42	169,004
508,044	Federal National Mortgage Association, 3.500%, 4/1/45	473,043
1,633,143	Federal National Mortgage Association, 3.500%, 6/1/45	1,520,306
3,502,052	Federal National Mortgage Association, 3.500%, 8/1/45	3,280,127
3,344,808	Federal National Mortgage Association, 3.500%, 9/1/45	3,109,020
1,310,635	Federal National Mortgage Association, 3.500%, 9/1/45	1,219,267
420,315	Federal National Mortgage Association, 3.500%, 10/1/45	391,014
5,042,024	Federal National Mortgage Association, 3.500%, 11/1/45	4,722,504
1,238,953	Federal National Mortgage Association, 3.500%, 5/1/46	1,150,397
The accompanying notes are an integral part of these financial statements.
66Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
153,450	Federal National Mortgage Association, 3.500%, 10/1/46	$ 142,371
3,379,564	Federal National Mortgage Association, 3.500%, 1/1/47	3,135,899
2,656,585	Federal National Mortgage Association, 3.500%, 1/1/47	2,466,123
1,234,566	Federal National Mortgage Association, 3.500%, 1/1/47	1,144,781
33,962	Federal National Mortgage Association, 3.500%, 2/1/47	31,543
80,803	Federal National Mortgage Association, 3.500%, 7/1/47	75,474
79,549	Federal National Mortgage Association, 3.500%, 10/1/47	73,964
250,429	Federal National Mortgage Association, 3.500%, 12/1/47	234,905
2,488,615	Federal National Mortgage Association, 3.500%, 12/1/47	2,306,598
28,876	Federal National Mortgage Association, 3.500%, 2/1/49	26,270
33,200	Federal National Mortgage Association, 3.500%, 4/1/49	30,208
756,666	Federal National Mortgage Association, 3.500%, 5/1/49	707,171
1,139,572	Federal National Mortgage Association, 3.500%, 5/1/49	1,067,406
30,063	Federal National Mortgage Association, 3.500%, 7/1/49	27,946
926,077	Federal National Mortgage Association, 3.500%, 8/1/51	844,370
1,301,952	Federal National Mortgage Association, 3.500%, 9/1/51	1,186,525
124,170	Federal National Mortgage Association, 3.500%, 9/1/51	112,892
221,149	Federal National Mortgage Association, 3.500%, 12/1/51	201,181
246,559	Federal National Mortgage Association, 3.500%, 2/1/52	224,226
707,086	Federal National Mortgage Association, 3.500%, 2/1/52	643,069
280,751	Federal National Mortgage Association, 3.500%, 2/1/52	259,686
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2267

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
272,481	Federal National Mortgage Association, 3.500%, 3/1/52	$ 247,824
273,192	Federal National Mortgage Association, 3.500%, 3/1/52	250,739
467,329	Federal National Mortgage Association, 3.500%, 3/1/52	429,716
1,316,768	Federal National Mortgage Association, 3.500%, 3/1/52	1,198,161
1,678,210	Federal National Mortgage Association, 3.500%, 4/1/52	1,526,197
1,007,489	Federal National Mortgage Association, 3.500%, 4/1/52	915,837
1,499,655	Federal National Mortgage Association, 3.500%, 4/1/52	1,363,803
3,478,950	Federal National Mortgage Association, 3.500%, 4/1/52	3,162,385
9,081,213	Federal National Mortgage Association, 3.500%, 4/1/52	8,277,644
1,810,544	Federal National Mortgage Association, 3.500%, 4/1/52	1,646,715
574,650	Federal National Mortgage Association, 3.500%, 4/1/52	522,236
305,413	Federal National Mortgage Association, 3.500%, 4/1/52	277,559
485,254	Federal National Mortgage Association, 3.500%, 4/1/52	442,255
561,194	Federal National Mortgage Association, 3.500%, 4/1/52	510,413
2,403,470	Federal National Mortgage Association, 3.500%, 4/1/52	2,203,919
6,312,214	Federal National Mortgage Association, 3.500%, 5/1/52	5,770,845
492,185	Federal National Mortgage Association, 3.500%, 6/1/52	449,973
23,031,623	Federal National Mortgage Association, 3.500%, 6/1/52	20,945,188
6,166,536	Federal National Mortgage Association, 3.500%, 6/1/52	5,607,883
355,178	Federal National Mortgage Association, 3.500%, 8/1/58	325,840
2,341	Federal National Mortgage Association, 4.000%, 10/1/25	2,285
The accompanying notes are an integral part of these financial statements.
68Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
76,295	Federal National Mortgage Association, 4.000%, 11/1/34	$ 73,466
8,000,000	Federal National Mortgage Association, 4.000%, 1/15/38 (TBA)	7,797,167
677,694	Federal National Mortgage Association, 4.000%, 4/1/39	650,845
2,667,430	Federal National Mortgage Association, 4.000%, 10/1/40	2,605,335
458,335	Federal National Mortgage Association, 4.000%, 12/1/40	447,665
342,341	Federal National Mortgage Association, 4.000%, 4/1/41	328,769
350,329	Federal National Mortgage Association, 4.000%, 5/1/41	336,441
327,103	Federal National Mortgage Association, 4.000%, 10/1/41	314,135
233,035	Federal National Mortgage Association, 4.000%, 12/1/41	223,796
694,902	Federal National Mortgage Association, 4.000%, 1/1/42	667,342
97,194	Federal National Mortgage Association, 4.000%, 1/1/42	93,338
565,752	Federal National Mortgage Association, 4.000%, 2/1/42	543,315
1,927,650	Federal National Mortgage Association, 4.000%, 2/1/42	1,851,180
726,276	Federal National Mortgage Association, 4.000%, 4/1/42	697,480
168,679	Federal National Mortgage Association, 4.000%, 4/1/42	161,988
1,114,728	Federal National Mortgage Association, 4.000%, 5/1/42	1,070,503
82,620	Federal National Mortgage Association, 4.000%, 6/1/42	79,344
30,961	Federal National Mortgage Association, 4.000%, 6/1/42	29,836
89,821	Federal National Mortgage Association, 4.000%, 7/1/42	86,557
1,901,144	Federal National Mortgage Association, 4.000%, 8/1/42	1,834,414
412,035	Federal National Mortgage Association, 4.000%, 10/1/42	395,694
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2269

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
176,318	Federal National Mortgage Association, 4.000%, 10/1/42	$ 169,895
1,113,970	Federal National Mortgage Association, 4.000%, 11/1/43	1,073,372
23,234	Federal National Mortgage Association, 4.000%, 1/1/44	22,255
39,406	Federal National Mortgage Association, 4.000%, 6/1/45	38,105
197,699	Federal National Mortgage Association, 4.000%, 7/1/45	189,366
154,026	Federal National Mortgage Association, 4.000%, 4/1/46	147,500
949,503	Federal National Mortgage Association, 4.000%, 7/1/46	908,492
1,316,499	Federal National Mortgage Association, 4.000%, 7/1/46	1,260,995
805,320	Federal National Mortgage Association, 4.000%, 8/1/46	770,370
900,474	Federal National Mortgage Association, 4.000%, 8/1/46	861,394
442,736	Federal National Mortgage Association, 4.000%, 11/1/46	423,978
1,015,652	Federal National Mortgage Association, 4.000%, 4/1/47	970,734
982,886	Federal National Mortgage Association, 4.000%, 4/1/47	939,823
495,056	Federal National Mortgage Association, 4.000%, 6/1/47	472,880
207,515	Federal National Mortgage Association, 4.000%, 6/1/47	198,840
423,289	Federal National Mortgage Association, 4.000%, 6/1/47	405,445
651,236	Federal National Mortgage Association, 4.000%, 6/1/47	622,165
305,732	Federal National Mortgage Association, 4.000%, 7/1/47	291,895
775,022	Federal National Mortgage Association, 4.000%, 7/1/47	739,945
1,049,817	Federal National Mortgage Association, 4.000%, 12/1/47	1,001,811
231,280	Federal National Mortgage Association, 4.000%, 11/1/48	221,149
The accompanying notes are an integral part of these financial statements.
70Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,017	Federal National Mortgage Association, 4.000%, 3/1/49	$ 14,245
14,103	Federal National Mortgage Association, 4.000%, 3/1/49	13,430
105,094	Federal National Mortgage Association, 4.000%, 6/1/49	101,802
29,656	Federal National Mortgage Association, 4.000%, 9/1/49	28,278
81,268	Federal National Mortgage Association, 4.000%, 5/1/50	76,856
347,590	Federal National Mortgage Association, 4.000%, 7/1/50	327,467
67,931	Federal National Mortgage Association, 4.000%, 10/1/50	64,107
225,983	Federal National Mortgage Association, 4.000%, 11/1/50	212,929
1,910,805	Federal National Mortgage Association, 4.000%, 11/1/50	1,801,759
878,296	Federal National Mortgage Association, 4.000%, 12/1/50	826,685
86,482	Federal National Mortgage Association, 4.000%, 1/1/51	81,586
22,492	Federal National Mortgage Association, 4.000%, 1/1/51	21,247
412,815	Federal National Mortgage Association, 4.000%, 1/1/51	388,179
200,190	Federal National Mortgage Association, 4.000%, 2/1/51	188,944
574,319	Federal National Mortgage Association, 4.000%, 2/1/51	540,591
666,059	Federal National Mortgage Association, 4.000%, 4/1/51	626,944
64,525	Federal National Mortgage Association, 4.000%, 5/1/51	60,846
9,810	Federal National Mortgage Association, 4.000%, 6/1/51	9,231
1,507,169	Federal National Mortgage Association, 4.000%, 6/1/51	1,416,363
317,302	Federal National Mortgage Association, 4.000%, 7/1/51	300,385
1,684,424	Federal National Mortgage Association, 4.000%, 7/1/51	1,584,233
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2271

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,911,160	Federal National Mortgage Association, 4.000%, 7/1/51	$ 3,673,606
212,169	Federal National Mortgage Association, 4.000%, 8/1/51	199,969
5,320,364	Federal National Mortgage Association, 4.000%, 8/1/51	4,995,814
149,363	Federal National Mortgage Association, 4.000%, 9/1/51	140,365
78,906	Federal National Mortgage Association, 4.000%, 10/1/51	74,115
174,656	Federal National Mortgage Association, 4.000%, 6/1/52	163,845
304,444	Federal National Mortgage Association, 4.000%, 6/1/52	285,674
781,792	Federal National Mortgage Association, 4.000%, 7/1/56	748,800
1,144,611	Federal National Mortgage Association, 4.000%, 1/1/57	1,096,310
43,716	Federal National Mortgage Association, 4.500%, 10/1/35	43,108
17,000,000	Federal National Mortgage Association, 4.500%, 1/1/38 (TBA)	16,883,985
112,653	Federal National Mortgage Association, 4.500%, 8/1/40	111,633
435,367	Federal National Mortgage Association, 4.500%, 11/1/40	430,342
115,004	Federal National Mortgage Association, 4.500%, 2/1/41	113,677
423,369	Federal National Mortgage Association, 4.500%, 4/1/41	419,698
20,531	Federal National Mortgage Association, 4.500%, 5/1/41	20,353
782,834	Federal National Mortgage Association, 4.500%, 5/1/41	773,797
1,064,395	Federal National Mortgage Association, 4.500%, 5/1/41	1,055,160
341,691	Federal National Mortgage Association, 4.500%, 7/1/41	335,784
1,297,910	Federal National Mortgage Association, 4.500%, 1/1/42	1,286,657
1,134,596	Federal National Mortgage Association, 4.500%, 1/1/42	1,124,758
The accompanying notes are an integral part of these financial statements.
72Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
137,171	Federal National Mortgage Association, 4.500%, 3/1/43	$ 135,981
5,045,938	Federal National Mortgage Association, 4.500%, 9/1/43	5,000,263
3,344,315	Federal National Mortgage Association, 4.500%, 1/1/44	3,315,330
1,693,059	Federal National Mortgage Association, 4.500%, 3/1/44	1,677,148
14,460,941	Federal National Mortgage Association, 4.500%, 7/1/44	14,301,608
153,508	Federal National Mortgage Association, 4.500%, 1/1/47	150,648
62,101	Federal National Mortgage Association, 4.500%, 2/1/47	60,376
2,174,163	Federal National Mortgage Association, 4.500%, 8/1/47	2,150,254
1,044,688	Federal National Mortgage Association, 4.500%, 4/1/50	1,023,836
4,803,966	Federal National Mortgage Association, 4.500%, 6/1/52	4,624,334
678	Federal National Mortgage Association, 5.000%, 3/1/23	682
3,603	Federal National Mortgage Association, 5.000%, 5/1/23	3,623
27,407	Federal National Mortgage Association, 5.000%, 7/1/34	26,760
106,715	Federal National Mortgage Association, 5.000%, 10/1/34	108,216
17,000,000	Federal National Mortgage Association, 5.000%, 1/1/38 (TBA)	17,074,247
218,374	Federal National Mortgage Association, 5.000%, 2/1/39	220,276
180,448	Federal National Mortgage Association, 5.000%, 6/1/40	182,732
123,390	Federal National Mortgage Association, 5.000%, 6/1/40	124,948
117,922	Federal National Mortgage Association, 5.000%, 7/1/40	119,094
168,783	Federal National Mortgage Association, 5.000%, 7/1/40	170,917
254,829	Federal National Mortgage Association, 5.000%, 7/1/40	255,672
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2273

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
204,134	Federal National Mortgage Association, 5.000%, 8/1/40	$ 206,715
681,027	Federal National Mortgage Association, 5.000%, 2/1/41	686,116
2,852,998	Federal National Mortgage Association, 5.000%, 12/1/44	2,889,018
144,921	Federal National Mortgage Association, 5.000%, 6/1/49	143,631
515,266	Federal National Mortgage Association, 5.000%, 9/1/49	518,964
2,824,835	Federal National Mortgage Association, 5.000%, 9/1/49	2,869,189
43,592	Federal National Mortgage Association, 5.000%, 10/1/49	43,297
1,962,647	Federal National Mortgage Association, 5.000%, 6/1/52	1,971,692
6,166,110	Federal National Mortgage Association, 5.000%, 8/1/52	6,080,837
9,138,303	Federal National Mortgage Association, 5.000%, 8/1/52	9,011,927
4,585	Federal National Mortgage Association, 5.500%, 6/1/33	4,629
30,760	Federal National Mortgage Association, 5.500%, 7/1/33	31,612
167,864	Federal National Mortgage Association, 5.500%, 7/1/34	173,204
6,624	Federal National Mortgage Association, 5.500%, 10/1/35	6,821
52,637	Federal National Mortgage Association, 5.500%, 3/1/36	53,024
44,305	Federal National Mortgage Association, 5.500%, 5/1/36	44,817
55,499	Federal National Mortgage Association, 5.500%, 6/1/36	57,517
1,391,391	Federal National Mortgage Association, 5.500%, 11/1/52	1,395,126
3,600,000	Federal National Mortgage Association, 5.500%, 1/1/53 (TBA)	3,608,880
19,933	Federal National Mortgage Association, 5.720%, 11/1/28	19,807
14,538	Federal National Mortgage Association, 5.720%, 6/1/29	14,490
The accompanying notes are an integral part of these financial statements.
74Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,414	Federal National Mortgage Association, 5.900%, 11/1/27	$ 3,404
25,282	Federal National Mortgage Association, 5.900%, 4/1/28	25,203
245	Federal National Mortgage Association, 6.000%, 9/1/29	254
733	Federal National Mortgage Association, 6.000%, 1/1/32	745
4,208	Federal National Mortgage Association, 6.000%, 2/1/32	4,343
1,802	Federal National Mortgage Association, 6.000%, 3/1/32	1,864
1,098	Federal National Mortgage Association, 6.000%, 8/1/32	1,136
143	Federal National Mortgage Association, 6.000%, 9/1/32	148
14,135	Federal National Mortgage Association, 6.000%, 10/1/32	14,616
4,086	Federal National Mortgage Association, 6.000%, 2/1/33	4,147
22,841	Federal National Mortgage Association, 6.000%, 3/1/33	23,620
24,395	Federal National Mortgage Association, 6.000%, 4/1/33	24,773
43,055	Federal National Mortgage Association, 6.000%, 7/1/33	43,722
14,366	Federal National Mortgage Association, 6.000%, 11/1/33	14,857
39,253	Federal National Mortgage Association, 6.000%, 8/1/34	40,604
11,658	Federal National Mortgage Association, 6.000%, 9/1/34	11,895
10,121	Federal National Mortgage Association, 6.000%, 9/1/34	10,498
37,075	Federal National Mortgage Association, 6.000%, 9/1/34	37,643
1,155	Federal National Mortgage Association, 6.000%, 9/1/34	1,178
3,784	Federal National Mortgage Association, 6.000%, 10/1/34	3,913
3,843	Federal National Mortgage Association, 6.000%, 11/1/34	3,975
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2275

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,558	Federal National Mortgage Association, 6.000%, 11/1/34	$ 33,062
1,233	Federal National Mortgage Association, 6.000%, 2/1/35	1,276
2,592	Federal National Mortgage Association, 6.000%, 2/1/35	2,681
56,811	Federal National Mortgage Association, 6.000%, 4/1/35	58,757
8,387	Federal National Mortgage Association, 6.000%, 5/1/35	8,513
69,808	Federal National Mortgage Association, 6.000%, 10/1/35	70,867
34,300	Federal National Mortgage Association, 6.000%, 12/1/35	34,925
8,018	Federal National Mortgage Association, 6.000%, 12/1/37	8,312
61,016	Federal National Mortgage Association, 6.000%, 6/1/38	62,406
6,762	Federal National Mortgage Association, 6.000%, 7/1/38	6,864
44,002,557	Federal National Mortgage Association, 6.000%, 12/1/52	44,665,408
4,203	Federal National Mortgage Association, 6.500%, 7/1/29	4,306
288	Federal National Mortgage Association, 6.500%, 4/1/31	295
1,474	Federal National Mortgage Association, 6.500%, 5/1/31	1,510
2,027	Federal National Mortgage Association, 6.500%, 9/1/31	2,079
2,060	Federal National Mortgage Association, 6.500%, 9/1/31	2,113
1,322	Federal National Mortgage Association, 6.500%, 10/1/31	1,355
55,356	Federal National Mortgage Association, 6.500%, 12/1/31	56,714
3,366	Federal National Mortgage Association, 6.500%, 2/1/32	3,449
12,324	Federal National Mortgage Association, 6.500%, 3/1/32	12,627
22,861	Federal National Mortgage Association, 6.500%, 7/1/32	23,422
The accompanying notes are an integral part of these financial statements.
76Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,704	Federal National Mortgage Association, 6.500%, 7/1/34	$ 10,985
36,377	Federal National Mortgage Association, 6.500%, 11/1/37	38,656
8,520	Federal National Mortgage Association, 6.500%, 11/1/47	8,682
39	Federal National Mortgage Association, 7.000%, 12/1/30	39
2,856	Federal National Mortgage Association, 7.000%, 12/1/30	2,875
2,297	Federal National Mortgage Association, 7.000%, 4/1/31	2,365
3,108	Federal National Mortgage Association, 7.000%, 9/1/31	3,246
11,031	Federal National Mortgage Association, 7.000%, 12/1/31	11,026
7,667	Federal National Mortgage Association, 7.000%, 1/1/32	8,023
6,000,000	Government National Mortgage Association, 3.000%, 1/15/53 (TBA)	5,341,091
12,000,000	Government National Mortgage Association, 3.500%, 1/15/53 (TBA)	11,023,383
2,000,000	Government National Mortgage Association, 6.000%, 1/20/53 (TBA)	2,031,778
2,458,000	Government National Mortgage Association I, 3.500%, 11/15/41	2,312,295
1,743,474	Government National Mortgage Association I, 3.500%, 7/15/42	1,639,763
304,688	Government National Mortgage Association I, 3.500%, 10/15/42	286,537
521,406	Government National Mortgage Association I, 3.500%, 1/15/44	490,338
1,732,225	Government National Mortgage Association I, 3.500%, 1/15/45	1,629,409
637,017	Government National Mortgage Association I, 3.500%, 8/15/46	594,449
6,308	Government National Mortgage Association I, 4.000%, 5/15/39	6,054
1,041	Government National Mortgage Association I, 4.000%, 6/15/39	1,008
1,604	Government National Mortgage Association I, 4.000%, 8/15/40	1,544
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2277

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
121,689	Government National Mortgage Association I, 4.000%, 8/15/40	$ 118,159
1,758	Government National Mortgage Association I, 4.000%, 9/15/40	1,693
1,857	Government National Mortgage Association I, 4.000%, 10/15/40	1,799
7,271	Government National Mortgage Association I, 4.000%, 11/15/40	6,977
15,728	Government National Mortgage Association I, 4.000%, 11/15/40	15,226
4,794	Government National Mortgage Association I, 4.000%, 1/15/41	4,617
19,570	Government National Mortgage Association I, 4.000%, 1/15/41	18,944
2,725	Government National Mortgage Association I, 4.000%, 2/15/41	2,638
23,761	Government National Mortgage Association I, 4.000%, 6/15/41	23,072
39,233	Government National Mortgage Association I, 4.000%, 7/15/41	37,789
90,511	Government National Mortgage Association I, 4.000%, 9/15/41	87,189
3,426	Government National Mortgage Association I, 4.000%, 10/15/41	3,283
4,775	Government National Mortgage Association I, 4.000%, 10/15/41	4,583
1,359	Government National Mortgage Association I, 4.000%, 11/15/41	1,303
1,200	Government National Mortgage Association I, 4.000%, 11/15/41	1,149
1,455	Government National Mortgage Association I, 4.000%, 12/15/41	1,401
12,354	Government National Mortgage Association I, 4.000%, 2/15/42	11,925
243,465	Government National Mortgage Association I, 4.000%, 8/15/43	234,490
3,345	Government National Mortgage Association I, 4.000%, 11/15/43	3,223
212,382	Government National Mortgage Association I, 4.000%, 3/15/44	204,539
783,089	Government National Mortgage Association I, 4.000%, 3/15/44	754,235
The accompanying notes are an integral part of these financial statements.
78Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
21,678	Government National Mortgage Association I, 4.000%, 3/15/44	$ 21,049
2,887	Government National Mortgage Association I, 4.000%, 3/15/44	2,803
474,730	Government National Mortgage Association I, 4.000%, 4/15/44	454,852
2,956	Government National Mortgage Association I, 4.000%, 4/15/44	2,837
5,852	Government National Mortgage Association I, 4.000%, 4/15/44	5,649
60,595	Government National Mortgage Association I, 4.000%, 8/15/44	58,324
547,071	Government National Mortgage Association I, 4.000%, 9/15/44	526,986
36,547	Government National Mortgage Association I, 4.000%, 9/15/44	34,967
54,250	Government National Mortgage Association I, 4.000%, 9/15/44	52,552
100,084	Government National Mortgage Association I, 4.000%, 11/15/44	96,012
396,707	Government National Mortgage Association I, 4.000%, 12/15/44	382,031
172,331	Government National Mortgage Association I, 4.000%, 1/15/45	166,817
348,407	Government National Mortgage Association I, 4.000%, 1/15/45	333,349
125,382	Government National Mortgage Association I, 4.000%, 1/15/45	119,965
358,451	Government National Mortgage Association I, 4.000%, 2/15/45	347,233
314,612	Government National Mortgage Association I, 4.000%, 2/15/45	302,508
807,934	Government National Mortgage Association I, 4.000%, 3/15/45	780,483
693,391	Government National Mortgage Association I, 4.000%, 4/15/45	667,780
793,968	Government National Mortgage Association I, 4.000%, 5/15/45	760,711
1,101,449	Government National Mortgage Association I, 4.000%, 6/15/45	1,066,815
155,303	Government National Mortgage Association I, 4.000%, 7/15/45	150,333
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2279

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
207,354	Government National Mortgage Association I, 4.000%, 8/15/45	$ 199,694
29,852	Government National Mortgage Association I, 4.500%, 6/15/25	29,662
15,876	Government National Mortgage Association I, 4.500%, 7/15/33	15,651
45,430	Government National Mortgage Association I, 4.500%, 9/15/33	44,824
68,181	Government National Mortgage Association I, 4.500%, 10/15/33	67,128
46,714	Government National Mortgage Association I, 4.500%, 10/15/33	45,883
3,347	Government National Mortgage Association I, 4.500%, 2/15/34	3,281
5,027	Government National Mortgage Association I, 4.500%, 3/15/35	4,954
52,383	Government National Mortgage Association I, 4.500%, 4/15/35	51,322
25,740	Government National Mortgage Association I, 4.500%, 10/15/35	25,248
27,255	Government National Mortgage Association I, 4.500%, 4/15/38	26,897
248,865	Government National Mortgage Association I, 4.500%, 12/15/39	246,117
109,341	Government National Mortgage Association I, 4.500%, 1/15/40	108,544
60,200	Government National Mortgage Association I, 4.500%, 9/15/40	59,814
162,179	Government National Mortgage Association I, 4.500%, 10/15/40	160,998
100,952	Government National Mortgage Association I, 4.500%, 4/15/41	99,626
235,047	Government National Mortgage Association I, 4.500%, 5/15/41	231,253
164,262	Government National Mortgage Association I, 4.500%, 6/15/41	162,621
102,181	Government National Mortgage Association I, 4.500%, 7/15/41	101,242
83,358	Government National Mortgage Association I, 4.500%, 8/15/41	82,013
25,092	Government National Mortgage Association I, 5.000%, 7/15/33	25,422
The accompanying notes are an integral part of these financial statements.
80Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
21,262	Government National Mortgage Association I, 5.000%, 9/15/33	$ 21,683
24,829	Government National Mortgage Association I, 5.000%, 4/15/34	25,322
142,305	Government National Mortgage Association I, 5.000%, 4/15/35	145,129
50,284	Government National Mortgage Association I, 5.000%, 7/15/40	51,291
28,869	Government National Mortgage Association I, 5.500%, 1/15/29	29,264
3,419	Government National Mortgage Association I, 5.500%, 6/15/33	3,477
20,491	Government National Mortgage Association I, 5.500%, 7/15/33	21,459
12,867	Government National Mortgage Association I, 5.500%, 7/15/33	13,149
6,559	Government National Mortgage Association I, 5.500%, 8/15/33	6,906
34,463	Government National Mortgage Association I, 5.500%, 8/15/33	35,217
10,310	Government National Mortgage Association I, 5.500%, 8/15/33	10,858
20,708	Government National Mortgage Association I, 5.500%, 9/15/33	21,010
24,125	Government National Mortgage Association I, 5.500%, 9/15/33	24,505
10,242	Government National Mortgage Association I, 5.500%, 10/15/33	10,383
20,431	Government National Mortgage Association I, 5.500%, 10/15/33	21,395
95,717	Government National Mortgage Association I, 5.500%, 7/15/34	100,226
14,766	Government National Mortgage Association I, 5.500%, 10/15/34	15,084
129,120	Government National Mortgage Association I, 5.500%, 11/15/34	135,405
59,870	Government National Mortgage Association I, 5.500%, 1/15/35	62,100
10,575	Government National Mortgage Association I, 5.500%, 2/15/35	10,759
30,097	Government National Mortgage Association I, 5.500%, 2/15/35	30,526
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2281

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,778	Government National Mortgage Association I, 5.500%, 6/15/35	$ 25,121
114,019	Government National Mortgage Association I, 5.500%, 7/15/35	118,685
10,658	Government National Mortgage Association I, 5.500%, 10/15/35	10,866
44,128	Government National Mortgage Association I, 5.500%, 10/15/35	45,746
12,399	Government National Mortgage Association I, 5.500%, 2/15/37	12,902
11,009	Government National Mortgage Association I, 6.000%, 12/15/23	11,029
966	Government National Mortgage Association I, 6.000%, 1/15/24	990
9,066	Government National Mortgage Association I, 6.000%, 4/15/28	9,474
44,822	Government National Mortgage Association I, 6.000%, 9/15/28	46,003
2,299	Government National Mortgage Association I, 6.000%, 10/15/28	2,360
15,922	Government National Mortgage Association I, 6.000%, 2/15/29	16,334
13,311	Government National Mortgage Association I, 6.000%, 2/15/29	13,749
5,640	Government National Mortgage Association I, 6.000%, 11/15/31	5,826
451	Government National Mortgage Association I, 6.000%, 3/15/32	467
1,859	Government National Mortgage Association I, 6.000%, 8/15/32	1,949
4,092	Government National Mortgage Association I, 6.000%, 9/15/32	4,196
65,391	Government National Mortgage Association I, 6.000%, 9/15/32	67,054
52,909	Government National Mortgage Association I, 6.000%, 9/15/32	54,254
4,630	Government National Mortgage Association I, 6.000%, 10/15/32	4,747
5,822	Government National Mortgage Association I, 6.000%, 10/15/32	5,975
4,134	Government National Mortgage Association I, 6.000%, 11/15/32	4,239
The accompanying notes are an integral part of these financial statements.
82Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,976	Government National Mortgage Association I, 6.000%, 11/15/32	$ 3,052
113,169	Government National Mortgage Association I, 6.000%, 12/15/32	116,158
2,475	Government National Mortgage Association I, 6.000%, 12/15/32	2,538
78,865	Government National Mortgage Association I, 6.000%, 12/15/32	81,064
25,315	Government National Mortgage Association I, 6.000%, 12/15/32	25,996
4,900	Government National Mortgage Association I, 6.000%, 12/15/32	5,039
27,690	Government National Mortgage Association I, 6.000%, 12/15/32	28,395
73,048	Government National Mortgage Association I, 6.000%, 12/15/32	74,906
55,038	Government National Mortgage Association I, 6.000%, 1/15/33	58,324
13,918	Government National Mortgage Association I, 6.000%, 1/15/33	14,292
32,150	Government National Mortgage Association I, 6.000%, 2/15/33	33,165
49,176	Government National Mortgage Association I, 6.000%, 2/15/33	50,822
39,031	Government National Mortgage Association I, 6.000%, 2/15/33	40,077
10,165	Government National Mortgage Association I, 6.000%, 2/15/33	10,700
38,939	Government National Mortgage Association I, 6.000%, 3/15/33	41,271
39,328	Government National Mortgage Association I, 6.000%, 3/15/33	41,674
20,256	Government National Mortgage Association I, 6.000%, 3/15/33	21,023
35,214	Government National Mortgage Association I, 6.000%, 3/15/33	36,110
9,428	Government National Mortgage Association I, 6.000%, 3/15/33	9,668
43,722	Government National Mortgage Association I, 6.000%, 3/15/33	45,624
175,707	Government National Mortgage Association I, 6.000%, 3/15/33	182,717
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2283

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
75,740	Government National Mortgage Association I, 6.000%, 3/15/33	$ 80,258
1,599	Government National Mortgage Association I, 6.000%, 4/15/33	1,640
14,058	Government National Mortgage Association I, 6.000%, 4/15/33	14,415
44,930	Government National Mortgage Association I, 6.000%, 5/15/33	46,136
3,728	Government National Mortgage Association I, 6.000%, 6/15/33	3,893
19,762	Government National Mortgage Association I, 6.000%, 9/15/33	20,669
1,041	Government National Mortgage Association I, 6.000%, 9/15/33	1,067
10,344	Government National Mortgage Association I, 6.000%, 10/15/33	10,619
36,302	Government National Mortgage Association I, 6.000%, 11/15/33	37,226
76,471	Government National Mortgage Association I, 6.000%, 3/15/34	79,224
16,586	Government National Mortgage Association I, 6.000%, 6/15/34	17,349
10,385	Government National Mortgage Association I, 6.000%, 8/15/34	10,954
35,941	Government National Mortgage Association I, 6.000%, 8/15/34	36,857
4,198	Government National Mortgage Association I, 6.000%, 9/15/34	4,307
30,038	Government National Mortgage Association I, 6.000%, 9/15/34	30,844
47,658	Government National Mortgage Association I, 6.000%, 9/15/34	50,077
36,177	Government National Mortgage Association I, 6.000%, 10/15/34	37,097
34,529	Government National Mortgage Association I, 6.000%, 10/15/34	35,592
38,387	Government National Mortgage Association I, 6.000%, 10/15/34	39,418
47,253	Government National Mortgage Association I, 6.000%, 11/15/34	48,816
211,466	Government National Mortgage Association I, 6.000%, 9/15/35	220,334
The accompanying notes are an integral part of these financial statements.
84Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
69,552	Government National Mortgage Association I, 6.000%, 8/15/36	$ 73,697
28,997	Government National Mortgage Association I, 6.000%, 10/15/36	30,096
14,890	Government National Mortgage Association I, 6.000%, 11/15/37	15,705
11,795	Government National Mortgage Association I, 6.000%, 8/15/38	12,146
1,458	Government National Mortgage Association I, 6.500%, 10/15/24	1,459
2,898	Government National Mortgage Association I, 6.500%, 4/15/28	2,979
20,275	Government National Mortgage Association I, 6.500%, 4/15/28	21,071
2,498	Government National Mortgage Association I, 6.500%, 6/15/28	2,567
2,027	Government National Mortgage Association I, 6.500%, 8/15/28	2,086
2,837	Government National Mortgage Association I, 6.500%, 10/15/28	2,916
1,223	Government National Mortgage Association I, 6.500%, 10/15/28	1,257
11,962	Government National Mortgage Association I, 6.500%, 1/15/29	12,295
2,631	Government National Mortgage Association I, 6.500%, 2/15/29	2,705
3,357	Government National Mortgage Association I, 6.500%, 2/15/29	3,451
436	Government National Mortgage Association I, 6.500%, 2/15/29	449
1,003	Government National Mortgage Association I, 6.500%, 3/15/29	1,031
1,012	Government National Mortgage Association I, 6.500%, 3/15/29	1,040
4,284	Government National Mortgage Association I, 6.500%, 3/15/29	4,404
13,952	Government National Mortgage Association I, 6.500%, 3/15/29	14,341
8,798	Government National Mortgage Association I, 6.500%, 3/15/29	9,044
17,036	Government National Mortgage Association I, 6.500%, 5/15/29	17,511
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2285

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
584	Government National Mortgage Association I, 6.500%, 5/15/29	$ 600
499	Government National Mortgage Association I, 6.500%, 5/15/29	513
17,245	Government National Mortgage Association I, 6.500%, 4/15/31	17,736
4,787	Government National Mortgage Association I, 6.500%, 5/15/31	4,978
27,242	Government National Mortgage Association I, 6.500%, 5/15/31	28,012
5,086	Government National Mortgage Association I, 6.500%, 5/15/31	5,239
2,832	Government National Mortgage Association I, 6.500%, 6/15/31	2,912
9,280	Government National Mortgage Association I, 6.500%, 7/15/31	9,539
18,502	Government National Mortgage Association I, 6.500%, 8/15/31	19,030
7,920	Government National Mortgage Association I, 6.500%, 9/15/31	8,143
25,024	Government National Mortgage Association I, 6.500%, 10/15/31	25,723
2,736	Government National Mortgage Association I, 6.500%, 10/15/31	2,813
2,019	Government National Mortgage Association I, 6.500%, 11/15/31	2,075
31,646	Government National Mortgage Association I, 6.500%, 11/15/31	33,227
44,346	Government National Mortgage Association I, 6.500%, 1/15/32	45,581
9,176	Government National Mortgage Association I, 6.500%, 1/15/32	9,431
6,941	Government National Mortgage Association I, 6.500%, 2/15/32	7,196
10,989	Government National Mortgage Association I, 6.500%, 2/15/32	11,391
2,288	Government National Mortgage Association I, 6.500%, 2/15/32	2,352
6,032	Government National Mortgage Association I, 6.500%, 2/15/32	6,204
14,512	Government National Mortgage Association I, 6.500%, 2/15/32	14,917
The accompanying notes are an integral part of these financial statements.
86Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,878	Government National Mortgage Association I, 6.500%, 3/15/32	$ 7,069
19,695	Government National Mortgage Association I, 6.500%, 3/15/32	20,244
4,786	Government National Mortgage Association I, 6.500%, 4/15/32	4,931
3,592	Government National Mortgage Association I, 6.500%, 4/15/32	3,692
15,613	Government National Mortgage Association I, 6.500%, 4/15/32	16,057
1,734	Government National Mortgage Association I, 6.500%, 5/15/32	1,783
2,052	Government National Mortgage Association I, 6.500%, 5/15/32	2,109
4,151	Government National Mortgage Association I, 6.500%, 5/15/32	4,273
1,585	Government National Mortgage Association I, 6.500%, 5/15/32	1,630
5,238	Government National Mortgage Association I, 6.500%, 6/15/32	5,396
5,126	Government National Mortgage Association I, 6.500%, 7/15/32	5,269
51,637	Government National Mortgage Association I, 6.500%, 7/15/32	53,217
6,328	Government National Mortgage Association I, 6.500%, 7/15/32	6,504
13,981	Government National Mortgage Association I, 6.500%, 8/15/32	14,491
24,625	Government National Mortgage Association I, 6.500%, 8/15/32	25,351
2,823	Government National Mortgage Association I, 6.500%, 8/15/32	2,902
20,038	Government National Mortgage Association I, 6.500%, 9/15/32	20,597
9,020	Government National Mortgage Association I, 6.500%, 9/15/32	9,272
27,164	Government National Mortgage Association I, 6.500%, 9/15/32	27,923
13,812	Government National Mortgage Association I, 6.500%, 10/15/32	14,197
18,813	Government National Mortgage Association I, 6.500%, 11/15/32	19,402
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2287

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,505	Government National Mortgage Association I, 6.500%, 12/15/32	$ 100,398
108,985	Government National Mortgage Association I, 6.500%, 1/15/33	113,444
1,080	Government National Mortgage Association I, 6.500%, 1/15/33	1,110
14,817	Government National Mortgage Association I, 6.500%, 5/15/33	15,230
656	Government National Mortgage Association I, 6.500%, 10/15/33	675
86,731	Government National Mortgage Association I, 6.500%, 6/15/34	89,149
28,047	Government National Mortgage Association I, 6.500%, 4/15/35	28,829
4,957	Government National Mortgage Association I, 6.500%, 6/15/35	5,247
14,295	Government National Mortgage Association I, 6.500%, 7/15/35	14,991
51,865	Government National Mortgage Association I, 6.500%, 7/15/35	53,310
679	Government National Mortgage Association I, 7.000%, 8/15/23	679
4,810	Government National Mortgage Association I, 7.000%, 9/15/24	4,817
1,219	Government National Mortgage Association I, 7.000%, 7/15/25	1,219
1,426	Government National Mortgage Association I, 7.000%, 11/15/26	1,442
3,337	Government National Mortgage Association I, 7.000%, 6/15/27	3,387
4,202	Government National Mortgage Association I, 7.000%, 1/15/28	4,244
2,808	Government National Mortgage Association I, 7.000%, 4/15/28	2,806
4,906	Government National Mortgage Association I, 7.000%, 7/15/28	4,963
365	Government National Mortgage Association I, 7.000%, 8/15/28	373
4,218	Government National Mortgage Association I, 7.000%, 11/15/28	4,348
13,529	Government National Mortgage Association I, 7.000%, 11/15/28	13,885
The accompanying notes are an integral part of these financial statements.
88Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
13,947	Government National Mortgage Association I, 7.000%, 4/15/29	$ 13,964
11,529	Government National Mortgage Association I, 7.000%, 4/15/29	11,570
14,710	Government National Mortgage Association I, 7.000%, 5/15/29	14,718
3,284	Government National Mortgage Association I, 7.000%, 7/15/29	3,311
26,550	Government National Mortgage Association I, 7.000%, 11/15/29	26,919
10,835	Government National Mortgage Association I, 7.000%, 12/15/30	11,278
1,241	Government National Mortgage Association I, 7.000%, 12/15/30	1,241
30,415	Government National Mortgage Association I, 7.000%, 1/15/31	30,404
8,892	Government National Mortgage Association I, 7.000%, 6/15/31	9,349
1,110	Government National Mortgage Association I, 7.000%, 7/15/31	1,161
57,621	Government National Mortgage Association I, 7.000%, 8/15/31	60,151
7,012	Government National Mortgage Association I, 7.000%, 9/15/31	7,026
6,622	Government National Mortgage Association I, 7.000%, 9/15/31	6,631
5,884	Government National Mortgage Association I, 7.000%, 11/15/31	5,901
28,580	Government National Mortgage Association I, 7.000%, 3/15/32	29,097
19,385	Government National Mortgage Association I, 7.000%, 4/15/32	19,699
39,354	Government National Mortgage Association I, 7.000%, 5/15/32	41,456
2,058	Government National Mortgage Association I, 7.500%, 10/15/23	2,061
318	Government National Mortgage Association I, 7.500%, 6/15/24	318
2,981	Government National Mortgage Association I, 7.500%, 8/15/25	2,979
710	Government National Mortgage Association I, 7.500%, 9/15/25	715
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2289

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,534	Government National Mortgage Association I, 7.500%, 2/15/27	$ 2,537
8,528	Government National Mortgage Association I, 7.500%, 3/15/27	8,721
16,928	Government National Mortgage Association I, 7.500%, 10/15/27	17,225
8,640	Government National Mortgage Association I, 7.500%, 6/15/29	8,829
3,893	Government National Mortgage Association I, 7.500%, 8/15/29	3,891
6,448	Government National Mortgage Association I, 7.500%, 9/15/29	6,445
11,381	Government National Mortgage Association I, 7.500%, 2/15/31	11,434
10,268	Government National Mortgage Association I, 7.500%, 2/15/31	10,263
4,424	Government National Mortgage Association I, 7.500%, 3/15/31	4,439
8,756	Government National Mortgage Association I, 7.500%, 12/15/31	8,804
1,515	Government National Mortgage Association I, 7.750%, 2/15/30	1,515
27,935,355	Government National Mortgage Association II, 2.500%, 4/20/52	24,201,159
47,991,647	Government National Mortgage Association II, 3.000%, 5/20/52	42,733,235
129,193	Government National Mortgage Association II, 3.500%, 3/20/45	117,489
228,740	Government National Mortgage Association II, 3.500%, 4/20/45	213,434
461,434	Government National Mortgage Association II, 3.500%, 4/20/45	430,563
168,140	Government National Mortgage Association II, 3.500%, 4/20/45	156,848
584,290	Government National Mortgage Association II, 3.500%, 3/20/46	545,064
19,855,212	Government National Mortgage Association II, 3.500%, 9/20/52	18,243,981
12,966,419	Government National Mortgage Association II, 3.500%, 11/20/52	11,914,210
1,800,651	Government National Mortgage Association II, 4.000%, 7/20/44	1,732,373
The accompanying notes are an integral part of these financial statements.
90Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
71,392	Government National Mortgage Association II, 4.000%, 9/20/44	$ 68,712
436,714	Government National Mortgage Association II, 4.000%, 10/20/44	420,088
1,315,259	Government National Mortgage Association II, 4.000%, 10/20/46	1,264,884
806,878	Government National Mortgage Association II, 4.000%, 2/20/48	768,593
1,106,911	Government National Mortgage Association II, 4.000%, 4/20/48	1,054,386
19,865,311	Government National Mortgage Association II, 4.000%, 9/20/52	18,799,406
11,943,049	Government National Mortgage Association II, 4.000%, 10/20/52	11,302,227
18,547	Government National Mortgage Association II, 4.500%, 12/20/34	18,510
94,419	Government National Mortgage Association II, 4.500%, 1/20/35	94,235
14,938	Government National Mortgage Association II, 4.500%, 3/20/35	14,908
349,059	Government National Mortgage Association II, 4.500%, 9/20/41	348,377
1,305,886	Government National Mortgage Association II, 4.500%, 9/20/44	1,311,290
466,322	Government National Mortgage Association II, 4.500%, 10/20/44	467,492
921,623	Government National Mortgage Association II, 4.500%, 11/20/44	924,362
1,015,329	Government National Mortgage Association II, 4.500%, 2/20/48	999,678
26,809,720	Government National Mortgage Association II, 4.500%, 9/20/52	26,011,619
5,973,993	Government National Mortgage Association II, 4.500%, 10/20/52	5,796,154
25,000,000	Government National Mortgage Association II, 5.000%, 12/20/52	24,806,800
64,509	Government National Mortgage Association II, 5.500%, 3/20/34	66,646
51,694	Government National Mortgage Association II, 5.500%, 4/20/34	52,978
36,571	Government National Mortgage Association II, 5.500%, 10/20/37	36,863
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2291

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,000,000	Government National Mortgage Association II, 5.500%, 12/20/52	$ 5,031,064
51,735	Government National Mortgage Association II, 5.750%, 6/20/33	52,321
14,212	Government National Mortgage Association II, 5.900%, 1/20/28	14,416
24,702	Government National Mortgage Association II, 5.900%, 7/20/28	24,875
6,161	Government National Mortgage Association II, 6.000%, 10/20/31	6,420
30,151	Government National Mortgage Association II, 6.000%, 1/20/33	31,238
33,142	Government National Mortgage Association II, 6.000%, 10/20/33	34,986
19,501	Government National Mortgage Association II, 6.000%, 6/20/34	20,588
50,324	Government National Mortgage Association II, 6.450%, 1/20/33	50,694
1,056	Government National Mortgage Association II, 6.500%, 1/20/24	1,055
12,003	Government National Mortgage Association II, 6.500%, 8/20/28	12,134
592	Government National Mortgage Association II, 6.500%, 2/20/29	607
216	Government National Mortgage Association II, 6.500%, 3/20/29	219
7,357	Government National Mortgage Association II, 6.500%, 4/20/29	7,442
4,028	Government National Mortgage Association II, 6.500%, 4/20/31	4,201
2,950	Government National Mortgage Association II, 6.500%, 6/20/31	3,077
14,073	Government National Mortgage Association II, 6.500%, 10/20/32	14,445
19,192	Government National Mortgage Association II, 6.500%, 3/20/34	19,729
1,554	Government National Mortgage Association II, 7.000%, 5/20/26	1,566
5,935	Government National Mortgage Association II, 7.000%, 8/20/27	6,068
5,070	Government National Mortgage Association II, 7.000%, 6/20/28	5,159
The accompanying notes are an integral part of these financial statements.
92Pioneer Bond Fund | Semiannual Report | 12/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
22,060	Government National Mortgage Association II, 7.000%, 11/20/28	$ 22,429
20,501	Government National Mortgage Association II, 7.000%, 1/20/29	21,027
1,884	Government National Mortgage Association II, 7.000%, 2/20/29	1,925
661	Government National Mortgage Association II, 7.000%, 12/20/30	675
3,485	Government National Mortgage Association II, 7.000%, 1/20/31	3,640
1,867	Government National Mortgage Association II, 7.000%, 3/20/31	1,929
11,341	Government National Mortgage Association II, 7.000%, 7/20/31	11,946
3,803	Government National Mortgage Association II, 7.000%, 11/20/31	3,931
4,014	Government National Mortgage Association II, 7.500%, 5/20/30	4,198
1,045	Government National Mortgage Association II, 7.500%, 6/20/30	1,079
1,432	Government National Mortgage Association II, 7.500%, 7/20/30	1,462
4,181	Government National Mortgage Association II, 7.500%, 8/20/30	4,384
1,955	Government National Mortgage Association II, 7.500%, 12/20/30	2,046
4	Government National Mortgage Association II, 8.000%, 5/20/25	4
522	Government National Mortgage Association II, 9.000%, 11/20/24	521
150,000,000(e)	U.S. Treasury Bills, 1/10/23	149,894,485
39,000,000(e)	U.S. Treasury Bills, 1/24/23	38,912,623
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2293

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
180,000,000	U.S. Treasury Bonds, 2.250%, 2/15/52	$ 125,170,312
180,000,000	U.S. Treasury Bonds, 2.875%, 5/15/52	144,225,000
	Total U.S. Government and Agency Obligations (Cost $1,786,871,794)	$1,708,448,107

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.6% (Cost $4,750,402,963)	$4,267,717,979
	OTHER ASSETS AND LIABILITIES — (2.6)%	$ (108,185,962)
	net assets — 100.0%	$ 4,159,532,017

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $1,587,046,084, or 38.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2022.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(c)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2022.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
The accompanying notes are an integral part of these financial statements.
94Pioneer Bond Fund | Semiannual Report | 12/31/22

(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Represents a General Obligation Bond.
(i)	Issued as participation notes.
(j)	Non-income producing security.
(k)	Issued as preference shares.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022	12/30/2021	$1,006,000	$ 1,054,819
Ailsa Re 2022	6/30/2022	1,208,550	1,241,343
Alamo Re II	11/23/2022	3,202,948	3,243,500
Alturas Re 2019-1	12/20/2018	2,200	10,061
Alturas Re 2019-2	12/19/2018	34,018	10,239
Alturas Re 2019-3	6/26/2019	24,550	304
Alturas Re 2020-1A	12/27/2019	285,668	10,827
Alturas Re 2020-1B	1/1/2020	363,577	13,780
Alturas Re 2020-2	1/1/2020	540,698	78,996
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	206,902	—
Alturas Re 2021-3	8/16/2021	72,797	45,792
Alturas Re 2022-2	1/18/2022	3,159,827	2,962,970
Ballybunion Re 2020	12/31/2019	548,976	903,793
Ballybunion Re 2021-3	8/4/2021	47,291	100,616
Ballybunion Re 2022	3/9/2022	1,750,000	1,780,366
Ballybunion Re 2022-2	8/5/2022	3,000,000	3,046,530
Ballybunion Re 2022-3	8/5/2022	4,000,000	4,089,129
Ballylifin Re 2022	7/15/2022	1,629,000	9,200
Bantry Re 2019	2/1/2019	—	85,091
Bantry Re 2021	1/11/2021	518,390	446,963
Bantry Re 2022	2/2/2022	4,171,573	4,349,625
Berwick Re 2018-1	1/10/2018	1,488,753	787,862
Berwick Re 2019-1	12/31/2018	870,105	1,161,437
Berwick Re 2020-1	9/24/2020	—	300
Berwick Re 2022	12/28/2021	4,500,000	4,506,300
Bonanza Re	3/11/2022	250,000	200,000
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2295

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Caelus Re V	4/27/2017	$ 100,000	$ 80,000
Carnoustie Re 2020	7/16/2020	91,015	271,200
Carnoustie Re 2021	1/25/2021	62,107	87,866
Carnoustie Re 2022	1/20/2022	1,000,000	1,059,539
Celadon Re 2022	9/13/2022	1,701,203	1,926,256
Commonwealth Re	6/15/2022	1,000,000	942,500
Denning Re 2022	7/11/2022	1,709,447	1,733,561
Easton Re Pte	7/19/2022	245,168	233,700
Eden Re II	12/14/2018	1,728	4,221
Eden Re II	1/22/2019	6,926	49,824
Eden Re II	12/16/2019	210,000	98,700
Eden Re II	12/23/2019	528,889	247,040
Eden Re II	1/25/2021	790,856	449,206
Eden Re II	1/21/2022	5,200,000	4,837,040
FloodSmart Re	2/9/2021	759,375	675,000
FloodSmart Re	2/16/2021	1,250,000	1,125,000
FloodSmart Re	2/14/2022	2,000,000	1,860,000
Formby Re 2018	7/9/2018	4,661	48,035
Four Lakes Re	12/15/2021	500,000	459,700
Four Lakes Re	12/22/2022	3,000,000	2,999,700
Gamboge Re 2022	4/11/2022	4,946,117	5,363,973
Gleneagles Re 2018	12/27/2017	80,273	118,300
Gleneagles Re 2021	1/13/2021	300,732	277,857
Gleneagles Re 2022	1/18/2022	1,250,000	1,289,063
Gullane Re 2018	3/26/2018	—	131,133
Gullane Re 2022	2/14/2022	6,000,000	6,381,951
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	6,000
Harambee Re 2020	2/27/2020	—	59,200
Herbie Re	10/19/2020	500,000	425,000
Integrity Re	5/9/2022	750,000	637,500
International Bank for Reconstruction & Development	2/28/2020	250,000	240,400
Isosceles Re 2022	8/11/2022	1,871,288	1,997,600
Isosceles Re 2022-A	7/6/2022	—	1,200
Isosceles Re 2022-A	7/6/2022	—	5,200
Kilimanjaro III Re	6/15/2022	1,000,000	897,400
Limestone Re	6/20/2018	1,101	—
Limestone Re 2020-1	12/15/2016	2,400	7,056
Limestone Re 2020-1	12/27/2019	7,100	20,874
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	214,229	104,650
Long Point Re IV	5/13/2022	3,500,000	3,316,950
The accompanying notes are an integral part of these financial statements.
96Pioneer Bond Fund | Semiannual Report | 12/31/22

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	6/26/2019	$ 656,422	$ 5,388
Matterhorn Re	1/29/2020	1,248,888	1,050,000
Matterhorn Re	12/15/2021	250,000	198,475
Matterhorn Re	3/10/2022	2,000,000	1,721,400
Matterhorn Re	3/10/2022	1,000,000	853,700
Merion Re 2018-2	12/28/2017	288,065	1,059,800
Merion Re 2021-2	12/28/2020	2,448,846	1,768,500
Merion Re 2022-1	1/25/2022	214,942	253,650
Merion Re 2022-2	3/1/2022	6,551,154	6,211,225
Mona Lisa Re, Ltd.	12/30/2022	1,000,000	1,000,000
Mystic Re IV	12/16/2022	3,400,000	3,398,300
Northshore Re II	6/22/2022	750,000	712,050
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	1,035,197	1,415,274
Old Head Re 2022	1/6/2022	188,289	125,000
Pangaea Re 2018-1	12/26/2017	543,427	80,007
Pangaea Re 2019-1	1/9/2019	42,174	83,704
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2022-1	1/11/2022	4,727,246	5,052,150
Pangaea Re 2022-3	6/15/2022	2,750,000	2,822,314
Phoenician Re	12/1/2021	1,000,000	914,800
Phoenix One Re	12/21/2020	1,250,000	1,415,125
Pine Valley Re 2022	1/12/2022	911,513	992,080
Port Royal Re 2022	6/2/2022	483,420	497,500
Portsalon Re 2022	7/15/2022	404,317	458,460
Residential Re	11/22/2022	1,750,000	1,743,350
RosaPenna Re 2022	8/26/2022	2,000,000	2,023,249
Sakura Re	12/22/2022	750,000	749,925
Sanders Re II	11/23/2021	2,754,375	2,549,250
Sanders Re III	11/30/2022	1,000,000	998,500
Sector Re V	4/23/2019	409,514	289,640
Sector Re V	5/1/2019	1,914	48,793
Sector Re V	12/4/2019	5,785	333,741
Sector Re V	1/1/2020	2,892	166,869
Sector Re V	4/29/2020	3,490	25,078
Sector Re V	12/4/2020	3,326	—
Sector Re V	12/21/2020	5,986	—
Sector Re V	12/6/2021	10,000	10,694
Sector Re V	1/5/2022	84,000	89,833
Sector Re V	12/30/2022	4,605,987	4,605,987
Shadow Creek Re 2021	8/31/2021	—	7,593
Sussex Re 2020-1	1/21/2020	—	5,415
Sussex Re 2021-1	1/26/2021	108,514	113,500
Sutter Re	6/30/2022	1,742,813	1,697,150
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2297

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2019	12/21/2018	$ —	$ 5,100
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	112,700
Thopas Re 2022	2/15/2022	4,000,000	4,322,800
Torricelli Re 2021	7/2/2021	—	237,638
Torricelli Re 2022	7/26/2022	4,500,000	4,462,200
Veraison Re	12/14/2022	500,000	499,750
Vermillion Re 2022	2/22/2022	2,866,500	3,042,600
Versutus Re 2018	1/31/2018	—	3,200
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	21,118	—
Viribus Re 2019	12/27/2018	—	25,915
Viribus Re 2020	3/12/2020	421,904	182,141
Viribus Re 2022	4/18/2022	3,000,000	3,060,000
Vitality Re X	2/3/2020	2,997,778	2,999,700
Vitality Re X	10/18/2022	497,767	499,950
Vitality Re XI	1/31/2020	997,717	947,500
Walton Health Re 2019	7/18/2019	111,745	189,933
Walton Health Re 2022	7/13/2022	2,083,750	2,327,387
Woburn Re 2018	3/20/2018	507,009	51,702
Woburn Re 2019	1/30/2019	774,718	946,702
Total Restricted Securities			$142,245,549
% of Net assets			3.4%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,595	U.S. 2 Year Note (CBT)	3/31/23	$326,739,600	$327,099,611	$ 360,011
4,139	U.S. 5 Year Note (CBT)	3/31/23	450,206,055	446,720,987	(3,485,068)
1,491	U.S. Long Bond (CBT)	3/22/23	189,255,275	186,887,531	(2,367,744)
16	U.S. Ultra Bond (CBT)	3/22/23	2,237,209	2,149,000	(88,209)
			$968,438,139	$962,857,129	$(5,581,010)
The accompanying notes are an integral part of these financial statements.
98Pioneer Bond Fund | Semiannual Report | 12/31/22

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,232	U.S. 10 Year Note (CBT)	3/22/23	$(138,880,576)	$(138,349,756)	$ 530,820
1,472	U.S. 10 Year Ultra Bond (CBT)	3/22/23	(177,548,875)	(174,110,000)	3,438,875
			$(316,429,451)	$(312,459,756)	$ 3,969,695
TOTAL FUTURES CONTRACTS			$ 652,008,688	$ 650,397,373	$(1,611,315)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
521,350,000	Markit CDX North America High Yield Index Series 39	Pay	5.00%	12/20/27	$18,885,247	$(23,144,451)	$(4,259,204)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$ 18,885,247	$ (23,144,451)	$ (4,259,204)
TOTAL SWAP CONTRACTS					$ 18,885,247	$ (23,144,451)	$ (4,259,204)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments) for the six months ended December 31, 2022 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$ 281,504,490	$ —
Other Long-Term Securities	$1,295,098,496	$1,250,161,540
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2299

Schedule of Investments  |  12/31/22
(unaudited) (continued)
At December 31, 2022, the net unrealized depreciation on investments based on cost for federal tax purposes of $4,746,526,091 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 15,862,234
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(500,540,865)
Net unrealized depreciation	$(484,678,631)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 17,826,503	$ —	$ 17,826,503
Asset Backed Securities	—	346,145,340	—	346,145,340
Collateralized Mortgage Obligations	—	522,175,420	—	522,175,420
Commercial Mortgage-Backed Securities	—	287,504,301	—	287,504,301
Corporate Bonds	—	1,171,303,041	—	1,171,303,041
Convertible Preferred Stocks	35,035,675	—	—	35,035,675
Municipal Bonds	—	37,034,043	—	37,034,043
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,054,819	1,054,819
Multiperil – Massachusetts	—	—	3,433,364	3,433,364
Multiperil – U.S.	—	—	10,417,934	10,417,934
Multiperil – Worldwide	—	—	11,206,209	11,206,209
Windstorm – Florida	—	—	2,045,635	2,045,635
Windstorm - North Carolina	—	—	6,400	6,400
Windstorm – U.S.	—	—	7,593	7,593
Windstorm – U.S. Regional	—	—	1,415,274	1,415,274
The accompanying notes are an integral part of these financial statements.
100Pioneer Bond Fund | Semiannual Report | 12/31/22

	Level 1	Level 2	Level 3	Total
Reinsurance Sidecars
Multiperil – U.S.	$ —	$ —	$ 1,483,805	$ 1,483,805
Multiperil – Worldwide	—	—	68,252,566	68,252,566
Industry Loss Warranties
Earthquakes - U.S.	—	—	3,042,600	3,042,600
Windstorm – U.S.	—	—	9,200	9,200
All Other Insurance-Linked Securities	—	39,870,150	—	39,870,150
U.S. Government and Agency Obligations	—	1,708,448,107	—	1,708,448,107
Total Investments in Securities	$ 35,035,675	$ 4,130,306,905	$102,375,399	$ 4,267,717,979
Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (1,611,315)	$ —	$ —	$ (1,611,315)
Swap contracts, at value	—	(4,259,204)	—	(4,259,204)
Total Other Financial Instruments	$ (1,611,315)	$ (4,259,204)	$ —	$ (5,870,519)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 6/30/22	$ 102,083,340
Realized gain (loss)(1)	(2,154,119)
Changed in unrealized appreciation (depreciation)(2)	(601,955)
Return of capital	(15,253,202)
Purchases	31,375,645
Sales	(13,074,310)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 12/31/22	$102,375,399
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. Transfers are calculated on the beginning of period values. For the six months ended December 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2022:	$(1,880,858)
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/22101

Statement of Assets and Liabilities  |  12/31/22 (unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $4,750,402,963)	$4,267,717,979
Cash	37,259,451
Foreign currencies, at value (cost $18)	18
Futures collateral	9,933,308
Swaps collateral	35,304,891
Collateral due from broker for TBA Securities	1,097,817
Variation margin for centrally cleared swap contracts	125,098
Receivables —
Investment securities sold	267,371,044
Fund shares sold	25,884,095
Dividends	50,714
Interest	24,091,296
Other assets	147,160
Total assets	$4,668,982,871
LIABILITIES:
Payables —
Investment securities purchased	$ 456,247,270
Fund shares repurchased	45,146,844
Distributions	1,644,918
Variation margin for futures contracts	580,649
Swap contracts, at value (net premiums paid $18,885,247)	4,259,204
Management fees	133,920
Administrative expenses	130,044
Distribution fees	26,007
Accrued expenses	1,281,998
Total liabilities	$ 509,450,854
NET ASSETS:
Paid-in capital	$5,042,622,503
Distributable earnings (loss)	(883,090,486)
Net assets	$ 4,159,532,017
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $538,132,714/66,210,554 shares)	$ 8.13
Class C (based on $17,535,685/2,182,630 shares)	$ 8.03
Class K (based on $1,427,926,194/175,854,533 shares)	$ 8.12
Class R (based on $158,950,662/19,382,485 shares)	$ 8.20
Class Y (based on $2,016,986,762/250,711,130 shares)	$ 8.05
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.13 net asset value per share/100%-4.50% maximum sales charge)	$ 8.51
The accompanying notes are an integral part of these financial statements.
102Pioneer Bond Fund | Semiannual Report | 12/31/22

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 12/31/22
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $20,688)	$ 89,202,401
Dividends from unaffiliated issuers	6,336,100
Total Investment Income		$ 95,538,501
EXPENSES:
Management fees	$ 6,376,241
Administrative expenses	577,821
Transfer agent fees
Class A	643,928
Class C	9,890
Class K	1,276
Class R	214,261
Class Y	1,404,550
Distribution fees
Class A	734,558
Class C	98,206
Class R	413,659
Shareowner communications expense	185,193
Custodian fees	7,232
Registration fees	85,145
Professional fees	130,160
Printing expense	20,623
Officers' and Trustees' fees	132,333
Miscellaneous	105,351
Total expenses		$ 11,140,427
Net investment income		$ 84,398,074
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(93,512,713)
Futures contracts	(53,023,418)
Swap contracts	(1,351,403)	$ (147,887,534)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(89,030,255)
Futures contracts	5,821,035
Swap contracts	(43,146,738)	$ (126,355,958)
Net realized and unrealized gain (loss) on investments		$(274,243,492)
Net decrease in net assets resulting from operations		$(189,845,418)
The accompanying notes are an integral part of these financial statements.
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Statements of Changes in Net Assets
	Six Months Ended 12/31/22 (unaudited)	Year Ended 6/30/22
FROM OPERATIONS:
Net investment income (loss)	$ 84,398,074	$ 129,945,711
Net realized gain (loss) on investments	(147,887,534)	(153,118,689)
Change in net unrealized appreciation (depreciation) on investments	(126,355,958)	(569,696,578)
Net decrease in net assets resulting from operations	$ (189,845,418)	$ (592,869,556)
DISTRIBUTIONS TO SHAREOWNERS:
Class A ($0.10 and $0.51 per share, respectively)	$ (7,024,446)	$ (39,380,638)
Class C ($0.07 and $0.45 per share, respectively)	(172,676)	(1,358,899)
Class K ($0.12 and $0.56 per share, respectively)	(21,279,841)	(116,418,664)
Class R ($0.09 and $0.49 per share, respectively)	(1,739,458)	(9,594,836)
Class Y ($0.11 and $0.55 per share, respectively)	(29,387,880)	(151,168,110)
Total distributions to shareowners	$ (59,604,301)	$ (317,921,147)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 693,389,555	$ 1,803,039,268
Reinvestment of distributions	51,793,139	277,106,443
Cost of shares repurchased	(927,089,924)	(2,000,598,487)
In-kind redemptions	—	(435,749,235)
Net decrease in net assets resulting from Fund share transactions	$ (181,907,230)	$ (356,202,011)
Net decrease in net assets	$ (431,356,949)	$(1,266,992,714)
NET ASSETS:
Beginning of period	$4,590,888,966	$ 5,857,881,680
End of period	$ 4,159,532,017	$ 4,590,888,966
The accompanying notes are an integral part of these financial statements.
104Pioneer Bond Fund | Semiannual Report | 12/31/22

	Six Months Ended 12/31/22 Shares (unaudited)	Six Months Ended 12/31/22 Amount (unaudited)	Year Ended 6/30/22 Shares	Year Ended 6/30/22 Amount
Class A
Shares sold	7,314,573	$ 60,618,878	13,578,207	$ 129,550,585
Reinvestment of distributions	662,516	5,468,600	3,140,666	30,387,955
Less shares repurchased	(14,502,949)	(121,123,108)	(26,002,339)	(249,150,989)
Net decrease	(6,525,860)	$ (55,035,630)	(9,283,466)	$ (89,212,449)
Class C
Shares sold	186,721	$ 1,513,873	331,094	$ 3,176,654
Reinvestment of distributions	19,763	161,127	133,978	1,284,871
Less shares repurchased	(536,445)	(4,375,394)	(1,472,085)	(13,993,199)
Net decrease	(329,961)	$ (2,700,394)	(1,007,013)	$ (9,531,674)
Class K
Shares sold	26,379,319	$ 218,832,857	90,802,425	$ 873,907,041
Reinvestment of distributions	2,190,852	18,066,107	10,478,293	101,133,283
Less shares repurchased	(31,990,246)	(266,895,723)	(68,418,693)	(645,495,421)
In-kind redemptions	—	—	(49,292,900)	(435,749,235)
Net decrease	(3,420,075)	$ (29,996,759)	(16,430,875)	$ (106,204,332)
Class R
Shares sold	864,181	$ 7,243,336	2,274,287	$ 22,373,070
Reinvestment of distributions	207,409	1,726,554	978,082	9,557,049
Less shares repurchased	(1,518,074)	(12,693,182)	(4,158,866)	(40,951,362)
Net decrease	(446,484)	$ (3,723,292)	(906,497)	$ (9,021,243)
Class Y
Shares sold	49,179,793	$ 405,180,611	82,500,622	$ 774,031,918
Reinvestment of distributions	3,227,011	26,370,751	14,083,841	134,743,285
Less shares repurchased	(63,654,253)	(522,002,517)	(112,980,605)	(1,051,007,516)
Net decrease	(11,247,449)	$ (90,451,155)	(16,396,142)	$ (142,232,313)
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/22105

Financial Highlights
	Six Months Ended 12/31/22 (unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Class A
Net asset value, beginning of period	$ 8.60	$ 10.14	$ 9.98	$ 9.79	$ 9.45	$ 9.71
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.15	$ 0.19	$ 0.23	$ 0.25	$ 0.27	$ 0.26
Net realized and unrealized gain (loss) on investments	(0.52)	(1.22)	0.38	0.23	0.37	(0.24)
Net increase (decrease) from investment operations	$ (0.37)	$ (1.03)	$ 0.61	$ 0.48	$ 0.64	$ 0.02
Distributions to shareowners:
Net investment income	$ (0.10)	$ (0.16)	$ (0.27)	$ (0.29)	$ (0.30)	$ (0.28)
Net realized gain	—	(0.35)	(0.18)	—	—	—
Total distributions	$ (0.10)	$ (0.51)	$ (0.45)	$ (0.29)	$ (0.30)	$ (0.28)
Net increase (decrease) in net asset value	$ (0.47)	$ (1.54)	$ 0.16	$ 0.19	$ 0.34	$ (0.26)
Net asset value, end of period	$ 8.13	$ 8.60	$ 10.14	$ 9.98	$ 9.79	$ 9.45
Total return (b)	(4.31)%(c)	(10.66)%	6.26%	5.01%	6.93%	0.14%
Ratio of net expenses to average net assets	0.83%(d)	0.79%	0.82%	0.82%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	3.52%(d)	2.02%	2.26%	2.58%	2.88%	2.71%
Portfolio turnover rate	33%(c)	72%	59%	71%	52%	45%
Net assets, end of period (in thousands)	$538,133	$625,834	$831,595	$960,460	$979,874	$1,081,121
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.83%(d)	0.79%	0.82%	0.82%	0.87%	0.96%
Net investment income (loss) to average net assets	3.52%(d)	2.02%	2.26%	2.58%	2.86%	2.60%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
106Pioneer Bond Fund | Semiannual Report | 12/31/22

	Six Months Ended 12/31/22 (unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Class C
Net asset value, beginning of period	$ 8.51	$ 10.03	$ 9.87	$ 9.68	$ 9.35	$ 9.60
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.12	$ 0.13	$ 0.17	$ 0.19	$ 0.21	$ 0.19
Net realized and unrealized gain (loss) on investments	(0.53)	(1.20)	0.38	0.23	0.35	(0.24)
Net increase (decrease) from investment operations	$ (0.41)	$ (1.07)	$ 0.55	$ 0.42	$ 0.56	$ (0.05)
Distributions to shareowners:
Net investment income	$ (0.07)	$ (0.10)	$ (0.21)	$ (0.23)	$ (0.23)	$ (0.20)
Net realized gain	—	(0.35)	(0.18)	—	—	—
Total distributions	$ (0.07)	$ (0.45)	$ (0.39)	$ (0.23)	$ (0.23)	$ (0.20)
Net increase (decrease) in net asset value	$ (0.48)	$ (1.52)	$ 0.16	$ 0.19	$ 0.33	$ (0.25)
Net asset value, end of period	$ 8.03	$ 8.51	$ 10.03	$ 9.87	$ 9.68	$ 9.35
Total return (b)	(4.79)%(c)	(11.16)%	5.63%	4.38%	6.10%	(0.52)%
Ratio of net expenses to average net assets	1.47%(d)	1.43%	1.43%	1.45%	1.52%	1.60%
Ratio of net investment income (loss) to average net assets	2.86%(d)	1.36%	1.65%	1.96%	2.21%	1.96%
Portfolio turnover rate	33%(c)	72%	59%	71%	52%	45%
Net assets, end of period (in thousands)	$17,536	$21,371	$35,295	$59,026	$62,447	$79,308
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights  (continued)
	Six Months Ended 12/31/22 (unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Class K
Net asset value, beginning of period	$ 8.60	$ 10.13	$ 9.98	$ 9.78	$ 9.45	$ 9.71
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.17	$ 0.24	$ 0.28	$ 0.30	$ 0.32	$ 0.30
Net realized and unrealized gain (loss) on investments	(0.53)	(1.21)	0.37	0.24	0.35	(0.25)
Net increase (decrease) from investment operations	$ (0.36)	$ (0.97)	$ 0.65	$ 0.54	$ 0.67	$ 0.05
Distributions to shareowners:
Net investment income	$ (0.12)	$ (0.21)	$ (0.32)	$ (0.34)	$ (0.34)	$ (0.31)
Net realized gain	—	(0.35)	(0.18)	—	—	—
Total distributions	$ (0.12)	$ (0.56)	$ (0.50)	$ (0.34)	$ (0.34)	$ (0.31)
Net increase (decrease) in net asset value	$ (0.48)	$ (1.53)	$ 0.15	$ 0.20	$ 0.33	$ (0.26)
Net asset value, end of period	$ 8.12	$ 8.60	$ 10.13	$ 9.98	$ 9.78	$ 9.45
Total return (b)	(4.20)%(c)	(10.12)%	6.66%	5.65%	7.28%	0.54%
Ratio of net expenses to average net assets	0.35%(d)	0.33%	0.34%	0.34%	0.37%	0.46%
Ratio of net investment income (loss) to average net assets	4.01%(d)	2.46%	2.73%	3.08%	3.37%	3.11%
Portfolio turnover rate	33%(c)	72%(e)	59%	71%	52%	45%
Net assets, end of period (in thousands)	$1,427,926	$1,540,983	$1,983,399	$1,918,556	$1,273,821	$939,272
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
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	Six Months Ended 12/31/22 (unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Class R
Net asset value, beginning of period	$ 8.68	$ 10.23	$ 10.07	$ 9.88	$ 9.54	$ 9.80
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.14	$ 0.17	$ 0.20	$ 0.23	$ 0.25	$ 0.24
Net realized and unrealized gain (loss) on investments	(0.53)	(1.23)	0.39	0.23	0.37	(0.25)
Net increase (decrease) from investment operations	$ (0.39)	$ (1.06)	$ 0.59	$ 0.46	$ 0.62	$ (0.01)
Distributions to shareowners:
Net investment income	$ (0.09)	$ (0.14)	$ (0.25)	$ (0.27)	$ (0.28)	$ (0.25)
Net realized gain	—	(0.35)	(0.18)	—	—	—
Total distributions	$ (0.09)	$ (0.49)	$ (0.43)	$ (0.27)	$ (0.28)	$ (0.25)
Net increase (decrease) in net asset value	$ (0.48)	$ (1.55)	$ 0.16	$ 0.19	$ 0.34	$ (0.26)
Net asset value, end of period	$ 8.20	$ 8.68	$ 10.23	$ 10.07	$ 9.88	$ 9.54
Total return (b)	(4.51)%(c)	(10.88)%	5.97%	4.76%	6.62%	(0.08)%
Ratio of net expenses to average net assets	1.10%(d)	1.07%	1.08%	1.08%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	3.25%(d)	1.73%	1.99%	2.33%	2.64%	2.46%
Portfolio turnover rate	33%(c)	72%	59%	71%	52%	45%
Net assets, end of period (in thousands)	$158,951	$172,125	$212,127	$191,311	$198,457	$179,729
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.10%(d)	1.07%	1.08%	1.08%	1.12%	1.21%
Net investment income (loss) to average net assets	3.25%(d)	1.73%	1.99%	2.33%	2.62%	2.35%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights  (continued)
	Six Months Ended 12/31/22 (unaudited)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Class Y
Net asset value, beginning of period	$ 8.51	$ 10.04	$ 9.89	$ 9.70	$ 9.36	$ 9.62
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.16	$ 0.22	$ 0.26	$ 0.29	$ 0.31	$ 0.28
Net realized and unrealized gain (loss) on investments	(0.51)	(1.20)	0.38	0.23	0.36	(0.24)
Net increase (decrease) from investment operations	$ (0.35)	$ (0.98)	$ 0.64	$ 0.52	$ 0.67	$ 0.04
Distributions to shareowners:
Net investment income	$ (0.11)	$ (0.20)	$ (0.31)	$ (0.33)	$ (0.33)	$ (0.30)
Net realized gain	—	(0.35)	(0.18)	—	—	—
Total distributions	$ (0.11)	$ (0.55)	$ (0.49)	$ (0.33)	$ (0.33)	$ (0.30)
Net increase (decrease) in net asset value	$ (0.46)	$ (1.53)	$ 0.15	$ 0.19	$ 0.34	$ (0.26)
Net asset value, end of period	$ 8.05	$ 8.51	$ 10.04	$ 9.89	$ 9.70	$ 9.36
Total return (b)	(4.07)%(c)	(10.34)%	6.58%	5.44%	7.30%	0.40%
Ratio of net expenses to average net assets	0.48%(d)	0.44%	0.45%	0.45%	0.49%	0.58%
Ratio of net investment income (loss) to average net assets	3.87%(d)	2.36%	2.62%	2.96%	3.26%	2.98%
Portfolio turnover rate	33%(c)	72%(e)	59%	71%	52%	45%
Net assets, end of period (in thousands)	$2,016,987	$2,230,576	$2,795,466	$2,847,487	$3,053,763	$2,708,766
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.48%(d)	0.44%	0.45%	0.45%	0.49%	0.58%
Net investment income (loss) to average net assets	3.87%(d)	2.36%	2.62%	2.96%	3.26%	2.98%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
110Pioneer Bond Fund | Semiannual Report | 12/31/22

Notes to Financial Statements  |  12/31/22
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Bond Fund (the “Fund”) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020
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through December 31, 2023. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.
Effective August 19, 2022, the Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations
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are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers
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Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. Effective September 8, 2022, the Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
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Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of June 30, 2022, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial
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statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended June 30, 2022 was as follows:
2022
Distributions paid from:
Ordinary income	$196,324,519
Long-term capital gains	122,147,148
Total	$318,471,667
The following shows the components of distributable earnings (losses) on a federal income tax basis at June 30, 2022:
2022
Distributable earnings/(losses):
Undistributed ordinary income	$ 20,361,263
Other book/tax temporary differences	(1,035,683)
Net unrealized depreciation	(408,053,407)
Qualified late year loss deferral	(244,912,940)
Total	$(633,640,767)
The difference between book basis and tax basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to catastrophe bonds, swaps, the tax treatment of premium and amortization and the mark to market of futures contracts.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $8,065 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2022.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the
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number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inﬂation, changes in interest rates, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, ﬁnancial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the ceiling on U.S. government debt could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets.
The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue to affect adversely the value and liquidity of the Fund's investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their
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market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund's assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in
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depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is
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expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The effect of any changes to - or discontinuation of - LIBOR on the Fund will vary depending on, among other things, existing fallback provisions in individual contracts and whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could occur at any time.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identiﬁed. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneﬁcial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other ﬁnancial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in ﬁnancial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner
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information and violations of applicable privacy and other laws, regulatory ﬁnes, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at December 31, 2022 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments
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structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
As of and for the six months ended December 31, 2022 the Fund had no open repurchase agreements.
K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker
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and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average market value of futures contracts open during the six months ended December 31, 2022 was $559,392,936. Open futures contracts outstanding at December 31, 2022 are listed in the Schedule of Investments.
L.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the "Swap contracts, at value" line
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item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the
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transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2022 is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended December 31, 2022 was $564,457,133. Open credit default swap contracts at December 31, 2022 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $500 million, 0.35% of the next $500 million of the Fund’s average daily net assets, 0.30% of the next $1 billion of the Fund’s average daily net assets, 0.25% of the next $8 billion of the Fund’s average daily net assets, and 0.225% of the Fund’s average daily net assets over $10 billion. For the six months ended December 31, 2022, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.29% (annualized) of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief
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compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer's compensation for his services as the Fund's chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the six months ended December 31, 2022, the Fund paid $132,333 in Officers' and Trustees' compensation, which is reflected on the Statement of Operations as Officers' and Trustees' fees. At December 31, 2022, on its Statement of Assets and Liabilities, the Fund did not have a payable for Trustees' fees and had a payable for administrative expenses of $130,044, which includes the payable for Officers' compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended December 31, 2022, such out-of-pocket expenses by class of shares were as follows:
Shareowner Communications:
Class A	$ 58,545
Class C	3,164
Class K	53,313
Class R	3,540
Class Y	66,631
Total	$185,193
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund
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further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended December 31, 2022, CDSCs in the amount of $4,859 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participates in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (“LIBOR”) plus a credit spread. The Fund also pays both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.10% of the total credit facility and the commitment fee in the amount of 0.25% of the daily unused portion of each lender's commitment are allocated among participating funds based on an allocation schedule set forth in the credit agreement. For the six months ended December 31, 2022, the Fund had no borrowings under the credit facility.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
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Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2022, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts*	$1,611,315	$ —	$ —	$ —	$ —
Swap contracts, at value	—	4,259,204	—	—	—
Total Value	$1,611,315	$4,259,204	$—	$—	$—

*	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
128Pioneer Bond Fund | Semiannual Report | 12/31/22

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2022 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$ (53,023,418)	$ —	$ —	$ —	$ —
Swap contracts	—	(1,351,403)	—	—	—
Total Value	$(53,023,418)	$ (1,351,403)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$ 5,821,035	$ —	$ —	$ —	$ —
Swap contracts	—	(43,146,738)	—	—	—
Total Value	$ 5,821,035	$(43,146,738)	$—	$—	$—
8. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted by the Board, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes gains and losses on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/(loss) to paid-in capital. During the six months ended December 31, 2022, the Fund did not record any redemptions in-kind. For the year ended June 30, 2022, the Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $435,749,235. The redeeming shareholder received a pro-rata share of the securities held by the Fund in the in-kind redemption. The distribution of such securities generated a realized gain of $24,092,752 for the Fund.
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Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Bond Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2022 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2022, July 2022 and September 2022. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2022, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2022, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US, as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2022.
At a meeting held on September 20, 2022, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
130Pioneer Bond Fund | Semiannual Report | 12/31/22

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject. The Trustees considered the effectiveness of Amundi US’s business continuity plan in response to the ongoing COVID-19 pandemic.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund.
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the
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performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses.
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs
132Pioneer Bond Fund | Semiannual Report | 12/31/22

additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability.
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale.
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
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Other Benefits.
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.2 trillion in assets (including the Pioneer Funds). The Trustees considered that Amundi US’s relationship with Amundi creates potential opportunities for Amundi US and Amundi that derive from Amundi US’s relationships with the Fund, including Amundi’s ability to market the services of Amundi US globally. The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to Amundi US. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion.
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
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Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes
Officers
Lisa M. Jones, President and
Chief Executive Officer
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
Pioneer Bond Fund | Semiannual Report | 12/31/22135

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 9897
Providence, RI 02940-8097
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site:  www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2023 Amundi Asset Management US, Inc. 18633-17-0223

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Fund paid aggregate non-audit fees to Ernst & Young LLP for tax services of $8,803 and $8,189 during the fiscal years ended December 31, 2022 and 2021, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section  906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, President and Chief Executive Officer

Date March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, President and Chief Executive Officer

Date March 8, 2023

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Managing Director, Chief Operations Officer & Treasurer of the Funds

Date March 8, 2023

* Print the name and title of each signing officer under his or her signature.